UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF

REGISTERED MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-04253

MFS SERIES TRUST XV

(Exact name of registrant as specified in charter)

111 Huntington Avenue, Boston, Massachusetts 02199

(Address of principal executive offices) (Zip code)

Christopher R. Bohane

Massachusetts Financial Services Company

111 Huntington Avenue

Boston, Massachusetts 02199

(Name and address of agents for service)

Registrant’s telephone number, including area code: (617) 954-5000

Date of fiscal year end: October 31

Date of reporting period: January 31, 2017

ITEM 1.	SCHEDULE OF INVESTMENTS.

QUARTERLY REPORT

January 31, 2017

MFS® COMMODITY STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Bonds - 69.2%
Asset-Backed & Securitized - 10.8%
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024 (z)	$290,000	$289,482
AmeriCredit Automobile Receivables Trust, 2015-3, “A2A”, 1.07%, 1/08/2019	253,611	253,546
AmeriCredit Automobile Receivables Trust, 2016-3, “A2A”, 1.37%, 11/08/2019	970,000	970,033
ARI Fleet Lease Trust, “A2”, 0.81%, 11/15/2022 (n)	53,995	53,969
ARI Fleet Lease Trust, 2016-A, “A2”, 1.82%, 7/15/2024 (n)	1,153,467	1,153,587
Atrium CDO Corp., FRN, 2.143%, 7/16/2025 (z)	475,000	474,127
Capital Auto Receivables Asset Trust, 2016-3, “A2A”, 1.36%, 4/22/2019	530,000	530,144
Capital One Multi-Asset Execution Trust, 2016-A4, “A4”, 1.33%, 6/15/2022	2,500,000	2,471,339
Chesapeake Funding II LLC, 2016-1A, “A2”, FRN, 1.917%, 3/15/2028 (n)	1,031,000	1,037,308
Chesapeake Funding LLC, “A”, FRN, 1.215%, 1/07/2025 (n)	225,157	225,023
Chesapeake Funding LLC, 2015-1A, “A”, FRN, 1.265%, 2/07/2027 (n)	1,809,479	1,807,593
Chrysler Capital Auto Receivables Trust 2016-A, 1.47%, 4/15/2019 (n)	698,511	699,150
Chrysler Capital Auto Receivables Trust 2016-B, “A2”, 1.36%, 1/15/2020 (n)	740,000	739,021
Colony Starwood Homes, 2016-2A, “A”, FRN, 1.954%, 12/17/2033 (n)	1,486,592	1,493,569
Credit Acceptance Auto Loan Trust, 2015-2A, “A”, 2.4%, 2/15/2023 (n)	1,524,000	1,533,502
Credit Acceptance Auto Loan Trust, 2016-2A, “A”, 2.42%, 11/15/2023 (n)	1,400,000	1,401,645
Credit Acceptance Auto Loan Trust, 2016-3A, “A”, 2.15%, 4/15/2024 (n)	1,493,000	1,481,198
Credit Suisse Commercial Mortgage Trust, “A4”, FRN, 5.938%, 9/15/2039	342,375	346,255
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026 (z)	1,100,000	1,097,342
CWCapital Cobalt Ltd., “A4”, FRN, 5.764%, 5/15/2046	467,966	471,546
Drive Auto Receivables Trust, 2016-CA, “A3”, 1.67%, 11/15/2019 (n)	1,380,000	1,379,334
DT Auto Owner Trust, 2016-2A, “A”, 1.73%, 8/15/2019 (n)	307,444	307,619
Enterprise Fleet Financing LLC, 1.74%, 2/22/2022 (n)	850,000	849,027
Enterprise Fleet Financing LLC, 2014-1, “A2”, 0.87%, 9/20/2019 (n)	26,455	26,446
Exeter Automobile Receivables Trust, 2015-1A, “A”, 1.6%, 6/17/2019 (n)	171,292	171,280
Exeter Automobile Receivables Trust, 2015-2A, “A”, 1.54%, 11/15/2019 (n)	321,523	321,455
Exeter Automobile Receivables Trust, 2016-1A, “A”, 2.35%, 7/15/2020 (n)	276,988	277,959
Exeter Automobile Receivables Trust, 2016-3A, “A”, 1.84%, 11/16/2020 (n)	1,598,087	1,597,049
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021 (z)	695,000	694,950
Flagship Credit Auto Trust, 2016-1, “A”, 2.77%, 12/15/2020 (n)	743,384	749,600
Ford Credit Auto Owner Trust, 2014-1,“A”, 2.26%, 11/15/2025 (n)	406,000	409,679
Ford Credit Auto Owner Trust, 2014-2,“A”, 2.31%, 4/15/2026 (n)	1,602,000	1,616,418
Ford Credit Floorplan Master Owner Trust, 2015-1, “A2”, FRN, 1.168%, 1/15/2020	2,500,000	2,503,476
GE Dealer Floorplan Master Note Trust, 2014-1, “A”, FRN, 1.156%, 7/20/2019	1,700,000	1,700,200
GM Financial Automobile Leasing Trust, 2015-3A, “A2”, 1.17%, 6/20/2018	862,794	862,703
GMF Floorplan Owner Revolving Trust, 2017-A1, “A”, 2.22%, 1/18/2022 (n)	1,010,000	1,009,736
GO Financial Auto Securitization Trust, 2015-2, “A”, 3.27%, 11/15/2018 (n)	202,980	203,253
Hertz Fleet Lease Funding LP, 2013-3, “A”, FRN, 1.313%, 12/10/2027 (n)	195,918	195,912
Hertz Fleet Lease Funding LP, 2016-1, “A2”, 1.96%, 4/10/2030 (n)	920,000	923,563
Hyundai Auto Lease Securitization Trust, 2016-C, “A2”, 1.3%, 3/15/2019 (n)	1,620,000	1,617,876
Hyundai Auto Receivables Trust 2015-C, “A2A”, 0.99%, 11/15/2018	393,646	393,324
JPMorgan Chase Commercial Mortgage Securities Corp., 5.42%, 1/15/2049	124,399	124,250
Kubota Credit Owner Trust, 2015-1A, “A2”, 0.94%, 12/15/2017 (n)	61,007	60,998
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.56%, 10/20/2026 (z)	747,605	749,000
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027 (z)	951,150	948,838
Mercedes-Benz Auto Lease Trust, 2015-B, “A2A”, 1%, 1/16/2018	621,737	621,489
Mercedes-Benz Master Owner Trust, 2016-AA, “A”, FRN, 1.283%, 5/15/2020 (n)	1,570,000	1,574,773
Motor PLC, 2015-1A, “A1”, FRN, 1.371%, 6/25/2022 (n)	1,135,599	1,135,548
Nationstar HECM Loan Trust, 2015-2A, “A”, 2.882%, 11/25/2025 (n)	192,296	192,373
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026 (z)	334,786	336,565
Navient Student Loan Trust, 2016-AA , “A1”, FRN, 1.867%, 12/15/2025 (n)	340,768	342,144
Navient Student Loan Trust, 2016-3A, “A1”, FRN, 1.356%, 6/25/2065 (n)	611,606	613,550

1

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Asset-Backed & Securitized - continued
Nextgear Floorplan Master Owner Trust, 2015-1A, “A”, 1.8%, 7/15/2019 (n)	$2,327,000	$2,326,949
Nissan Master Owner Trust Receivables 2015, “A-1”, FRN, 1.168%, 1/15/2020	1,140,000	1,141,654
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021 (z)	443,011	444,239
Oscar U.S. Funding Trust, 2016-2A, “A”, 2.31%, 11/15/2019 (n)	490,000	490,116
Santander Drive Auto Receivable Trust, 2016-2A, “A2”, 1.38%, 7/15/2019	391,540	391,621
Securitized Term Auto Receivables Trust, 2016-1A, “A2A”, 1.284%, 11/26/2018 (n)	750,000	749,120
Sierra Receivables Funding Co. LLC, 2015-1A, “A”, 2.4%, 3/22/2032 (n)	532,881	530,122
SPS Servicer Advance Receivables Trust, 2016-T1, “AT1”, 2.53%, 11/16/2048 (n)	1,880,000	1,874,555
Sway Residential Trust, 2014-1, “A”, FRN, 2.068%, 1/17/2032 (n)	975,887	975,887
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.018%, 5/17/2032 (n)	665,434	664,820
Tricon American Homes 2015-SFR1, Trust “1A”, FRN, 2.589%, 11/17/2033 (n)	1,030,000	1,003,699
Verizon Owner Trust, 2016-1A, “A”, 1.42%, 1/20/2021 (n)	1,880,000	1,866,445
Volkswagen Credit Auto Master Trust, 2014-1A, “A1”, FRN, 0.911%, 7/22/2019 (n)	2,700,000	2,698,094
Volvo Financial Equipment LLC, “A2”, 1.44%, 10/15/2018 (n)	925,236	925,731
Wheels SPV LLC, 2014-1A, “A2”, 0.84%, 3/20/2023 (n)	136,711	136,634
Wheels SPV LLC, 2015-1A, “A2”, 1.27%, 4/22/2024 (n)	1,354,568	1,351,434

		$60,610,886
Automotive - 3.7%
American Honda Finance Corp., 1.6%, 7/13/2018	$2,000,000	$2,003,010
American Honda Finance Corp., FRN, 1.447%, 9/20/2017	460,000	461,035
Daimler Finance North America LLC, 2.4%, 4/10/2017 (n)	520,000	521,342
Daimler Finance North America LLC, 1.65%, 5/18/2018 (n)	2,750,000	2,745,094
Ford Motor Credit Co. LLC, 2.021%, 5/03/2019	340,000	336,949
Ford Motor Credit Co. LLC, FRN, 1.47%, 9/08/2017	1,860,000	1,860,593
Ford Motor Credit Co. LLC, FRN, 1.949%, 1/09/2018	1,770,000	1,776,377
Hyundai Capital America, 2%, 3/19/2018 (n)	2,022,000	2,021,778
Hyundai Capital America, 2.4%, 10/30/2018 (n)	640,000	642,605
Nissan Motor Acceptance Corp., FRN, 1.491%, 3/03/2017 (n)	1,000,000	1,000,471
Toyota Motor Credit Corp., 1.7%, 2/19/2019	1,190,000	1,189,528
Toyota Motor Credit Corp., FRN, 1.413%, 1/17/2019	1,620,000	1,625,330
Volkswagen Group of America Finance LLC, 1.65%, 5/22/2018 (n)	1,900,000	1,893,042
Volkswagen Group of America Finance LLC, FRN, 1.289%, 5/23/2017 (n)	1,260,000	1,259,858
Volkswagen Group of America Finance LLC, FRN, 1.351%, 11/20/2017 (n)	1,500,000	1,496,547

		$20,833,559
Banks & Diversified Financials (Covered Bonds) - 0.2%
Credit Mutuel-CIC Home Loan, 1.5%, 11/16/2017 (n)	$1,000,000	$1,000,371

Broadcasting - 0.1%
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	$371,000	$369,528

Brokerage & Asset Managers - 0.3%
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	$1,402,000	$1,426,189
NYSE Euronext, 2%, 10/05/2017	486,000	488,358

		$1,914,547
Building - 0.2%
Stanley Black & Decker, Inc., 1.622%, 11/17/2018	$1,060,000	$1,056,130

Business Services - 0.6%
Cisco Systems, Inc., FRN, 1.221%, 3/03/2017	$1,800,000	$1,800,590
Fidelity National Information Services, Inc., 2.85%, 10/15/2018	450,000	457,063
Fidelity National Information Services, Inc., 2.25%, 8/15/2021	1,080,000	1,056,667

		$3,314,320

2

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Chemicals - 1.5%
CF Industries, Inc., 6.875%, 5/01/2018	$1,487,000	$1,566,926
Chevron Phillips Chemical Co. LLC, 1.7%, 5/01/2018 (n)	3,000,000	2,999,709
Dow Chemical Co., 8.55%, 5/15/2019	2,000,000	2,286,376
LyondellBasell Industries N.V., 5%, 4/15/2019	1,560,000	1,649,778

		$8,502,789
Computer Software - 0.7%
Diamond 1 Finance Corp./Diamond 2 Finance Corp., 3.48%, 6/01/2019 (n)	$990,000	$1,010,368
Microsoft Corp., 2%, 11/03/2020	2,909,000	2,905,585

		$3,915,953
Computer Software - Systems - 0.1%
Apple, Inc., 1.7%, 2/22/2019	$705,000	$706,734

Conglomerates - 0.5%
ABB Finance (USA), Inc., 1.625%, 5/08/2017	$1,141,000	$1,142,918
Roper Industries, Inc., 1.85%, 11/15/2017	1,164,000	1,166,671
Roper Technologies, Inc., 2.8%, 12/15/2021	508,000	507,656

		$2,817,245
Consumer Products - 1.0%
Mattel, Inc., 1.7%, 3/15/2018	$226,000	$225,887
Newell Brands, Inc., 2.6%, 3/29/2019	523,000	529,496
Newell Rubbermaid, Inc., 2.05%, 12/01/2017	426,000	427,464
Newell Rubbermaid, Inc., 2.875%, 12/01/2019	1,450,000	1,475,426
Reckitt Benckiser PLC, 2.125%, 9/21/2018 (n)	2,890,000	2,894,277

		$5,552,550
Consumer Services - 0.1%
Experian Finance PLC, 2.375%, 6/15/2017 (n)	$462,000	$463,331

Electrical Equipment - 0.4%
Amphenol Corp., 1.55%, 9/15/2017	$830,000	$830,466
Arrow Electronics, Inc., 3%, 3/01/2018	240,000	242,411
Molex Electronic Technologies LLC, 2.878%, 4/15/2020 (n)	1,408,000	1,414,994

		$2,487,871
Electronics - 0.4%
Intel Corp., 1.35%, 12/15/2017	$1,052,000	$1,053,372
Tyco Electronics Group S.A., 2.375%, 12/17/2018	281,000	283,329
Xilinx, Inc., 2.125%, 3/15/2019	890,000	892,186

		$2,228,887
Emerging Market Quasi-Sovereign - 0.6%
Corporacion Financiera de Desarrollo S.A., 3.25%, 7/15/2019 (n)	$1,170,000	$1,195,155
Korea Gas Corp., 2.25%, 7/25/2017 (n)	440,000	441,377
Petroleos Mexicanos, 3.125%, 1/23/2019	321,000	322,284
State Grid International Development Co. Ltd., 1.75%, 5/22/2018 (n)	1,342,000	1,336,201

		$3,295,017
Emerging Market Sovereign - 0.2%
State of Qatar, 2.375%, 6/02/2021 (n)	$1,090,000	$1,076,201

Energy - Integrated - 0.9%
BP Capital Markets PLC, 2.521%, 1/15/2020	$806,000	$816,111
Chevron Corp., 1.104%, 12/05/2017	567,000	566,148

3

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Energy - Integrated - continued
Shell International Finance B.V., 1.125%, 8/21/2017	$550,000	$549,936
Shell International Finance B.V., 1.375%, 5/10/2019	2,500,000	2,481,653
Total Capital International S.A., 1.5%, 2/17/2017	600,000	600,155

		$5,014,003
Financial Institutions - 0.2%
LeasePlan Corp. N.V., 3%, 10/23/2017 (n)	$540,000	$543,333
LeasePlan Corp. N.V., 2.5%, 5/16/2018 (n)	405,000	405,569

		$948,902
Food & Beverages - 3.2%
Anheuser-Busch InBev Finance, Inc., 1.9%, 2/01/2019	$1,392,000	$1,393,904
Anheuser-Busch InBev Finance, Inc., 2.65%, 2/01/2021	1,465,000	1,473,529
Anheuser-Busch InBev Finance, Inc., FRN, 2.15%, 2/01/2019	960,000	967,455
Anheuser-Busch InBev S.A., 1.375%, 7/15/2017	1,164,000	1,164,447
Anheuser-Busch InBev Worldwide, Inc., FRN, 1.575%, 8/01/2018	1,530,000	1,540,780
Diageo Capital PLC, 1.5%, 5/11/2017	850,000	851,010
General Mills, Inc., 1.4%, 10/20/2017	2,300,000	2,302,226
Ingredion, Inc., 1.8%, 9/25/2017	314,000	314,635
J.M. Smucker Co., 1.75%, 3/15/2018	1,000,000	1,001,752
Kraft Heinz Foods Co., 1.6%, 6/30/2017	1,550,000	1,551,004
Kraft Heinz Foods Co., 6.125%, 8/23/2018	1,560,000	1,660,838
Molson Coors Brewing Co., 2%, 5/01/2017	778,000	779,642
Mondelez International, Inc., FRN, 1.5%, 10/28/2019 (n)	1,870,000	1,876,276
Pernod Ricard S.A., 5.75%, 4/07/2021 (n)	480,000	534,753
Want Want China Finance Co., 1.875%, 5/14/2018 (n)	680,000	674,736
Wm. Wrigley Jr. Co., 2.4%, 10/21/2018 (n)	96,000	96,899

		$18,183,886
Food & Drug Stores - 0.9%
CVS Health Corp., 1.9%, 7/20/2018	$2,000,000	$2,007,392
CVS Health Corp., 2.8%, 7/20/2020	920,000	932,998
Walgreens Boots Alliance, Inc., 1.75%, 11/17/2017	1,700,000	1,703,427
Walgreens Boots Alliance, Inc., 1.75%, 5/30/2018	170,000	170,309

		$4,814,126
Gaming & Lodging - 0.1%
Wyndham Worldwide Corp., 2.95%, 3/01/2017	$580,000	$580,817

Insurance - 1.4%
American International Group, Inc., 2.3%, 7/16/2019	$1,182,000	$1,189,635
American International Group, Inc., 3.3%, 3/01/2021	1,138,000	1,166,905
MetLife Global Funding I, FRN, 1.39%, 4/10/2017 (n)	1,700,000	1,701,369
Metropolitan Life Global Funding I, 2%, 4/14/2020 (n)	2,200,000	2,187,121
Prudential Financial, Inc., FRN, 1.685%, 8/15/2018	1,250,000	1,254,946
Voya Financial, Inc., 2.9%, 2/15/2018	323,000	326,456

		$7,826,432
Insurance - Health - 0.5%
Aetna, Inc., 1.5%, 11/15/2017	$100,000	$100,017
Aetna, Inc., 1.9%, 6/07/2019	1,690,000	1,693,698
UnitedHealth Group, Inc., 1.45%, 7/17/2017	1,210,000	1,211,937

		$3,005,652
Insurance - Property & Casualty - 0.2%
Marsh & McLennan Cos., Inc., 2.35%, 9/10/2019	$1,300,000	$1,307,829

4

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
International Market Quasi-Sovereign - 3.0%
Bank Nederlandse Gemeenten N.V., 1.375%, 3/19/2018 (n)	$1,150,000	$1,150,327
Caisse d’Amortissement de la Dette Sociale, 1.875%, 1/13/2020 (n)	1,230,000	1,231,734
CPPIB Capital, Inc., 1.25%, 9/20/2019 (n)	1,980,000	1,954,393
Dexia Credit Local S.A., 1.875%, 9/15/2021 (n)	2,010,000	1,938,633
Dexia Credit Local S.A., 2.25%, 1/30/2019 (n)	590,000	592,887
Dexia Credit Local, “A”, 2.25%, 2/18/2020 (n)	580,000	579,025
Electricite de France, 2.15%, 1/22/2019 (n)	1,200,000	1,201,613
KFW Government Development Banks, 0.875%, 4/19/2018	695,000	691,935
KFW Government Development Banks, 1.125%, 11/16/2018	1,200,000	1,193,935
Kommunalbanken A.S., 1.375%, 10/26/2020 (n)	720,000	703,485
Kommunalbanken A.S., 1%, 3/15/2018 (n)	330,000	328,862
Nederlandse Waterschapsbank N.V., 1.5%, 4/16/2018 (n)	1,570,000	1,572,148
Statoil A.S.A., FRN, 1.195%, 5/15/2018	852,000	853,616
Statoil A.S.A., FRN, 1.342%, 11/08/2018	490,000	492,758
Swedish Export Credit Corp., 1.125%, 8/28/2019	2,700,000	2,657,802

		$17,143,153
International Market Sovereign - 0.7%
Kingdom of Denmark, 0.875%, 3/20/2017 (n)	$500,000	$499,992
Kingdom of Sweden, 1%, 2/27/2018 (n)	1,100,000	1,097,037
Republic of Finland, 1%, 4/23/2019 (n)	2,300,000	2,271,602

		$3,868,631
Internet - 0.1%
Baidu, Inc., 2.75%, 6/09/2019	$539,000	$545,191

Local Authorities - 0.6%
Kommuninvest i Sverige AB, 1.125%, 9/17/2019 (n)	$2,390,000	$2,350,397
Province of Ontario, 1.1%, 10/25/2017	1,110,000	1,108,869

		$3,459,266
Major Banks - 9.3%
ABN AMRO Bank N.V., 4.25%, 2/02/2017 (n)	$1,420,000	$1,420,000
ABN AMRO Bank N.V., 1.8%, 6/04/2018 (n)	2,750,000	2,743,598
Bank of Montreal, 1.45%, 4/09/2018	3,010,000	3,005,506
BNP Paribas, 2.7%, 8/20/2018	1,090,000	1,104,005
BNP Paribas, FRN, 1.473%, 3/17/2017	600,000	600,313
Commonwealth Bank of Australia, 1.75%, 11/02/2018	1,000,000	1,000,540
Commonwealth Bank of Australia, FRN, 1.52%, 11/07/2019 (n)	1,860,000	1,861,596
Commonwealth Bank of Australia, FRN, 1.316%, 3/13/2017 (n)	410,000	410,200
Commonwealth Bank of Australia, FRN, 1.22%, 9/08/2017 (n)	1,800,000	1,800,607
Credit Agricole, “A”, FRN, 2.44%, 1/10/2022 (n)	750,000	754,078
DBS Bank Ltd., 2.35%, 2/28/2017 (n)	770,000	769,459
DNB Bank A.S.A., 3.2%, 4/03/2017 (n)	1,135,000	1,138,783
HSBC Bank PLC, FRN, 1.545%, 5/15/2018 (n)	1,294,000	1,297,383
Huntington National Bank, FRN, 1.468%, 4/24/2017	1,910,000	1,910,636
ING Bank N.V., 1.8%, 3/16/2018 (n)	3,100,000	3,103,184
ING Bank N.V., 3.75%, 3/07/2017 (n)	424,000	425,013
ING Bank N.V., 2.3%, 3/22/2019 (n)	500,000	502,091
Mitsubishi UFJ Financial Group, Inc., 2.95%, 3/01/2021	780,000	783,833
Mizuho Bank Ltd., FRN, 1.447%, 9/25/2017 (n)	1,800,000	1,801,026
Nordea Bank AB, FRN, 1.357%, 4/04/2017 (n)	410,000	410,231
PNC Bank N.A., 1.5%, 10/18/2017	1,240,000	1,241,819
PNC Bank N.A., 1.6%, 6/01/2018	1,750,000	1,749,062
PNC Bank N.A., 2.25%, 7/02/2019	1,140,000	1,148,899

5

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Major Banks - continued
Skandinaviska Enskilda, 1.75%, 3/19/2018 (n)	$480,000	$479,529
Skandinaviska Enskilda Banken AB, 2.45%, 5/27/2020 (n)	2,200,000	2,195,292
Sumitomo Mitsui Banking Corp., FRN, 1.694%, 10/19/2018	1,630,000	1,630,645
Sumitomo Mitsui Banking Corp., FRN, 1.334%, 7/11/2017	1,400,000	1,399,895
Svenska Handelsbanken AB, 2.875%, 4/04/2017	566,000	567,856
Svenska Handelsbanken AB, FRN, 1.436%, 9/06/2019	2,070,000	2,071,428
Swedbank AB, 2.125%, 9/29/2017 (n)	2,462,000	2,473,409
Toronto-Dominion Bank, 1.75%, 7/23/2018	2,500,000	2,502,775
Toronto-Dominion Bank, 1.45%, 9/06/2018	980,000	976,211
Wells Fargo & Co., FRN, 1.21%, 9/08/2017	1,880,000	1,880,508
Wells Fargo Bank N.A., FRN, 1.781%, 1/22/2018	600,000	603,895
Westpac Banking Corp., 2%, 8/14/2017	400,000	401,526
Westpac Banking Corp., 1.55%, 5/25/2018	3,000,000	2,995,404
Westpac Banking Corp., FRN, 1.241%, 5/19/2017	1,000,000	1,000,933

		$52,161,168
Medical & Health Technology & Services - 0.6%
Becton, Dickinson and Co., 1.8%, 12/15/2017	$1,160,000	$1,162,973
Catholic Health Initiatives, 1.6%, 11/01/2017	400,000	400,164
Covidien International Finance S.A., 6%, 10/15/2017	401,000	414,642
Laboratory Corp. of America Holdings, 2.625%, 2/01/2020	1,450,000	1,456,061

		$3,433,840
Medical Equipment - 0.8%
Abbott Laboratories, 2.35%, 11/22/2019	$1,600,000	$1,604,243
Medtronic, Inc., 1.5%, 3/15/2018	260,000	260,252
Zimmer Holdings, Inc., 2%, 4/01/2018	2,400,000	2,406,917

		$4,271,412
Metals & Mining - 0.4%
Freeport-McMoRan, Inc., 2.15%, 3/01/2017	$890,000	$890,000
Freeport-McMoRan, Inc., 2.375%, 3/15/2018	420,000	418,740
Glencore Funding LLC, 2.125%, 4/16/2018 (n)	900,000	899,118

		$2,207,858
Midstream - 0.7%
Energy Transfer Partners LP, 2.5%, 6/15/2018	$600,000	$604,169
EnLink Midstream Partners LP, 2.7%, 4/01/2019	430,000	431,812
Enterprise Products Operating LP, 6.5%, 1/31/2019	930,000	1,012,195
Kinder Morgan (Delaware), Inc., 2%, 12/01/2017	660,000	661,529
ONEOK Partners LP, 3.2%, 9/15/2018	790,000	806,402
TransCanada PipeLines Ltd., 1.875%, 1/12/2018	522,000	523,311

		$4,039,418
Mortgage-Backed - 1.1%
Fannie Mae, 1.114%, 2/25/2017	$87,879	$87,811
Fannie Mae, 4.5%, 4/01/2024	479,663	505,915
Fannie Mae, 4%, 3/01/2025	62,154	65,850
Fannie Mae, 4.5%, 5/01/2025	187,043	197,400
Fannie Mae, 3%, 4/01/2030 - 12/01/2031	1,857,788	1,909,601
Fannie Mae, FRN, 0.906%, 12/25/2017	116,960	116,997
Fannie Mae, FRN, 0.814%, 5/25/2018	566,109	565,159
Fannie Mae, FRN, 1.121%, 5/25/2018	1,711,664	1,711,787
Freddie Mac, 1.426%, 8/25/2017	88,996	89,027
Freddie Mac, 4%, 7/01/2025	368,758	386,596

6

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Mortgage-Backed - continued
Freddie Mac, 3.5%, 8/01/2026	$465,330	$485,614

		$6,121,757
Natural Gas - Distribution - 0.1%
Engie, 1.625%, 10/10/2017 (n)	$740,000	$740,124

Network & Telecom - 1.8%
AT&T, Inc., 2.4%, 3/15/2017	$520,000	$520,929
AT&T, Inc., 2.3%, 3/11/2019	1,300,000	1,304,297
AT&T, Inc., 2.45%, 6/30/2020	730,000	724,349
AT&T, Inc., FRN, 1.847%, 11/27/2018	1,570,000	1,579,877
British Telecommunications PLC, 2.35%, 2/14/2019	1,090,000	1,096,014
Verizon Communications, Inc., 6.1%, 4/15/2018	2,100,000	2,214,437
Verizon Communications, Inc., FRN, 1.763%, 6/17/2019	2,433,000	2,454,751

		$9,894,654
Oil Services - 0.4%
Schlumberger Holdings Corp., 1.9%, 12/21/2017 (n)	$2,000,000	$2,008,146

Oils - 0.4%
Marathon Petroleum Corp., 2.7%, 12/14/2018	$2,174,000	$2,203,990

Other Banks & Diversified Financials - 6.2%
Banco Santander Chile, FRN, 1.914%, 4/11/2017 (n)	$1,410,000	$1,408,308
Banque Federative du Credit Mutuel, 2.75%, 1/22/2019 (n)	400,000	404,169
Banque Federative du Credit Mutuel, 2%, 4/12/2019 (n)	1,590,000	1,584,344
BNZ International Funding Ltd. London, 1.9%, 2/26/2018 (n)	4,000,000	4,009,516
BPCE S.A., 1.625%, 1/26/2018	1,430,000	1,427,237
BPCE S.A., 2.5%, 7/15/2019	1,234,000	1,240,429
Branch Banking & Trust Co., 1.45%, 5/10/2019	1,570,000	1,553,659
Capital One Bank (USA) N.A., FRN, 1.56%, 2/05/2018	2,200,000	2,207,326
Citizens Bank N.A., 2.3%, 12/03/2018	1,400,000	1,407,855
Citizens Bank N.A., 2.55%, 5/13/2021	310,000	308,634
Discover Bank, 3.1%, 6/04/2020	1,190,000	1,206,148
Fifth Third Bancorp, 1.35%, 6/01/2017	1,800,000	1,800,976
Fifth Third Bancorp, 2.3%, 3/01/2019	364,000	366,071
Fifth Third Bancorp, 2.3%, 3/15/2019	1,040,000	1,048,941
First Republic Bank, 2.375%, 6/17/2019	278,000	277,642
Groupe BPCE S.A., 2.5%, 12/10/2018	920,000	927,728
Lloyds Bank PLC, 1.75%, 5/14/2018	2,950,000	2,946,596
Lloyds Bank PLC, 2.3%, 11/27/2018	630,000	634,139
Macquarie Bank Ltd., FRN, 1.515%, 10/27/2017 (n)	1,900,000	1,903,097
Mizuho Corp. Bank Ltd., 2.55%, 3/17/2017 (n)	380,000	380,691
National Australia Bank Ltd., 1.375%, 7/12/2019	1,100,000	1,081,123
National Bank of Canada, FRN, 1.798%, 12/14/2018	3,200,000	3,213,667
Santander UK Group Holdings PLC, 2.875%, 8/05/2021	1,390,000	1,372,568
Santander UK PLC, 3.05%, 8/23/2018	439,000	446,678
SunTrust Banks, Inc., 2.7%, 1/27/2022	1,433,000	1,427,318

		$34,584,860
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$443,000	$436,152

7

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Pharmaceuticals - 3.7%
AbbVie, Inc., 1.8%, 5/14/2018	$2,500,000	$2,503,685
Actavis Funding SCS, 2.35%, 3/12/2018	1,305,000	1,313,171
Actavis Funding SCS, 3%, 3/12/2020	1,058,000	1,074,507
Actavis, Inc., 1.875%, 10/01/2017	330,000	330,632
Bayer U.S. Finance LLC, 1.5%, 10/06/2017 (n)	1,860,000	1,858,715
Biogen, Inc., 2.9%, 9/15/2020	940,000	955,301
Bristol-Myers Squibb Co., 0.875%, 8/01/2017	1,087,000	1,085,576
Celgene Corp., 2.125%, 8/15/2018	1,410,000	1,416,376
EMD Finance LLC, 1.7%, 3/19/2018 (n)	3,000,000	2,990,913
Gilead Sciences, Inc., 1.85%, 9/04/2018	1,310,000	1,315,983
Mylan N.V., 2.5%, 6/07/2019	700,000	696,727
Sanofi, 1.25%, 4/10/2018	1,400,000	1,400,430
Shire Acquisitions Investments Ireland Designated Activity Co., 1.9%, 9/23/2019	2,740,000	2,707,490
Teva Pharmaceutical Industries Ltd., 1.7%, 7/19/2019	1,340,000	1,315,968

		$20,965,474
Real Estate - Healthcare - 0.0%
Welltower, Inc., REIT, 2.25%, 3/15/2018	$264,000	$265,539

Real Estate - Office - 0.2%
Mack-Cali Realty LP, 2.5%, 12/15/2017	$330,000	$330,923
Vornado Realty LP, REIT, 2.5%, 6/30/2019	595,000	597,572

		$928,495
Real Estate - Retail - 0.2%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$302,000	$302,066
WEA Finance LLC/Westfield Co., REIT, 1.75%, 9/15/2017 (n)	670,000	670,638

		$972,704
Restaurants - 0.1%
McDonald’s Corp., 2.1%, 12/07/2018	$830,000	$835,840

Retailers - 0.4%
Dollar General Corp., 4.125%, 7/15/2017	$1,760,000	$1,781,592
Dollar General Corp., 1.875%, 4/15/2018	195,000	195,298
Wesfarmers Ltd., 1.874%, 3/20/2018 (n)	421,000	421,476

		$2,398,366
Specialty Chemicals - 0.1%
Airgas, Inc., 3.05%, 8/01/2020	$700,000	$717,280

Supranational - 0.8%
Banco Latinoamericano de Comercio Exterior S.A., 3.25%, 5/07/2020 (n)	$1,370,000	$1,378,220
Corporacion Andina de Fomento, 1.5%, 8/08/2017	1,300,000	1,300,741
Corporacion Andina de Fomento, FRN, 1.437%, 1/29/2018	520,000	521,169
Corporacion Andina de Fomento, FRN, 2%, 5/10/2019	1,180,000	1,176,910
West African Development Bank, 5.5%, 5/06/2021 (n)	208,000	215,446

		$4,592,486
Telecommunications - Wireless - 0.5%
American Tower Trust I, REIT, 1.551%, 3/15/2018 (n)	$900,000	$898,560
Crown Castle International Corp., 3.4%, 2/15/2021	610,000	618,656
SBA Tower Trust, 2.877%, 7/15/2021 (n)	660,000	653,374
SBA Tower Trust, 2.898%, 10/15/2044 (n)	878,000	884,081

		$3,054,671

8

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Telephone Services - 0.1%
Qwest Corp., 6.5%, 6/01/2017	$700,000	$709,625

Tobacco - 0.6%
Imperial Tobacco Finance PLC, 2.05%, 7/20/2018 (n)	$1,456,000	$1,456,301
Reynolds American, Inc., 2.3%, 6/12/2018	1,700,000	1,710,268

		$3,166,569
Transportation - Services - 0.5%
ERAC USA Finance Co., 2.75%, 3/15/2017 (n)	$302,000	$302,575
TTX Co., 2.6%, 6/15/2020 (n)	2,400,000	2,394,737

		$2,697,312
U.S. Government Agencies and Equivalents - 1.0%
AID-Ukraine, 1.844%, 5/16/2019	$296,000	$295,595
AID-Ukraine, 1.847%, 5/29/2020	3,000,000	2,992,473
Hashemite Kingdom of Jordan, 1.945%, 6/23/2019	750,000	757,694
Private Export Funding Corp., 1.875%, 7/15/2018	1,120,000	1,128,165
Small Business Administration, 2.25%, 7/01/2021	352,746	357,668

		$5,531,595
U.S. Treasury Obligations - 2.0%
U.S. Treasury Notes, 0.625%, 9/30/2017 (f)	$5,000,000	$4,995,705
U.S. Treasury Notes, 0.875%, 3/31/2018	6,500,000	6,495,938

		$11,491,643
Utilities - Electric Power - 3.9%
American Electric Power Co., Inc., 1.65%, 12/15/2017	$398,000	$397,931
Dominion Resources, Inc., 2.962%, 7/01/2019	780,000	790,421
Dominion Resources, Inc., 2.5%, 12/01/2019	1,600,000	1,619,917
Duke Energy Corp., 1.625%, 8/15/2017	209,000	209,182
Duke Energy Corp., FRN, 1.377%, 4/03/2017	1,060,000	1,060,824
Emera U.S. Finance LP, 2.15%, 6/15/2019	1,165,000	1,164,026
Enel Finance International S.A., 6.25%, 9/15/2017 (n)	750,000	770,500
Eversource Energy, 1.6%, 1/15/2018	2,000,000	1,997,724
Eversource Energy, 2.5%, 3/15/2021	730,000	725,105
NextEra Energy Capital Holdings, Inc., 2.056%, 9/01/2017	2,513,000	2,522,424
NextEra Energy Capital Holdings, Inc., 2.3%, 4/01/2019	1,034,000	1,043,837
PG&E Corp., 2.4%, 3/01/2019	660,000	664,489
PSEG Power LLC, 3%, 6/15/2021	1,668,000	1,678,135
Southern Co., 2.45%, 9/01/2018	630,000	635,562
Southern Co., 1.85%, 7/01/2019	1,560,000	1,554,897
Southern Power Co., 1.85%, 12/01/2017	1,370,000	1,373,894
Virginia Electric and Power Co., 1.2%, 1/15/2018	700,000	697,790
Xcel Energy, Inc., 1.2%, 6/01/2017	3,000,000	2,997,201

		$21,903,859
Total Bonds		$389,178,644

Short-Term Obligations - 10.4%
Apple, Inc., 0.68%, due 2/15/2017 (s)(y)	$4,000,000	$3,998,942
Bank of Nova Scotia, 1.44%, due 9/01/2017	4,850,000	4,854,394
Cisco Systems Inc., 0.6%, due 2/22/2017 (s)(y)	4,600,000	4,598,390
Credit Agricole, 1.43%, due 9/01/2017	2,180,000	2,181,512
Federal Home Loan Bank, 0.45%, due 2/01/2017 (s)(y)	25,000,000	25,000,000
Federal Home Loan Bank, 0.495%, due 2/08/2017 (s)(y)	2,281,000	2,280,780

9

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Short-Term Obligations - continued
Federal Home Loan Bank, 0.48%, due 2/09/2017 (s)(y)	$2,200,000	$2,199,765
Federal Home Loan Bank, 0.5%, due 2/24/2017 (s)(y)	732,000	731,766
Freddie Mac, 0.49%, due 2/13/2017 (s)(y)	1,000,000	999,837
Freddie Mac, 0.49%, due 2/17/2017 (s)(y)	3,349,000	3,348,271
General Electric Co., 0.58%, due 2/01/2017 (s)(y)	3,860,000	3,860,000
Novartis Finance Corp., 0.65%, due 2/13/2017 (s)(y)	1,900,000	1,899,588
Novartis Finance Corp., 0.7%, due 2/21/2017 (s)(y)	2,150,000	2,149,164
Total Short-Term Obligations		$58,102,409

Money Market Funds - 11.1%
MFS Institutional Money Market Portfolio, 0.62% (v)	62,418,359	$62,418,359
Total Investments		$509,699,412

Other Assets, Less Liabilities - 9.3%		52,442,624
Net Assets - 100.0%		$562,142,036

(f)	All or a portion of the security has been segregated as collateral for open futures contracts.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $146,189,797 representing 26.0% of net assets.
(s)	All or a portion of security is held by a wholly-owned subsidiary. See Supplemental Information for details of the wholly-owned subsidiary.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
(y)	The rate shown represents an annualized yield at time of purchase.
(z)	Restricted securities are not registered under the Securities Act of 1933 and are subject to legal restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are subsequently registered. Disposal of these securities may involve time-consuming negotiations and prompt sale at an acceptable price may be difficult. The fund holds the following restricted securities:

Restricted Securities	Acquisition Date	Cost	Value
Adirondack Park CLO Ltd., FRN, 2.173%, 4/15/2024	8/17/16	$288,973	$289,482
Atrium CDO Corp., FRN, 2.143%, 7/16/2025	8/17/16	473,304	474,127
Cutwater Ltd., 2014-1A, “A”, FRN, 2.543%, 7/15/2026	9/09/16	1,097,881	1,097,342
Exeter Automobile Receivables Trust, 2017-1A, “A”, 1.96%, 3/15/2021	10/03/16	694,950	694,950
Limerock CLO III Ltd, 2014-3A, “A1”, FRN, 2.56%, 10/20/2026	5/26/16	746,341	749,000
Loomis, Sayles & Co., CLO, “A1”, FRN, 2.41%, 10/15/2027	7/27/16	946,595	948,838
Nationstar HECM Loan Trust, 2016-2A, “A”, 2.239%, 6/25/2026	6/23/16	334,786	336,565
OneMain Direct Auto Receivables Trust, 2016-1A, “A”, 2.04%, 1/15/2021	7/12/16	442,990	444,239
Total Restricted Securities			$5,034,543
% of Net assets			0.9%

Derivative Contracts at 1/31/17

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Interest Rate Futures
U.S. Treasury Note 5 yr (Long)	USD	25	$2,946,680	March - 2017	$19,443
U.S. Treasury Note 2 yr (Long)	USD	50	10,839,844	March - 2017	4,511

					$23,954

10

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/17

Swap Agreements at 1/31/17

Expiration		Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Total Return Swap Agreements
2/06/17	USD	26,512,955 (Long	)	JPMorgan Chase Bank N.A	BCOMF3T (floating rate)	0.13% (floating rate)	$2,732
2/14/17	USD	42,919,253 (Long	)	JPMorgan Chase Bank N.A.	BCOMF3T (floating rate)	0.13% (floating rate)	14,395
2/28/17	USD	3,823,494 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMLCTR (floating rate)	0.16% (floating rate)	479
2/28/17	USD	30,680,741 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	3,535
3/09/17	USD	25,612,139 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	2,982
3/31/17	USD	3,507,188 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	409
4/28/17	USD	7,225,203 (Long	)	Goldman Sachs International	BCOMSBTR (floating rate)	0.16% (floating rate)	854
5/15/17	USD	10,892,947 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.12% (floating rate)	1,295
5/15/17	USD	70,804,152 (Long	)	JPMorgan Chase Bank N.A	BCOMTR (floating rate)	0.09% (floating rate)	8,157
6/12/17	USD	21,785,893 (Long	)	Citibank N.A.	BCOMTR (floating rate)	0.11% (floating rate)	2,564
6/12/17	USD	43,571,786 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	5,073
6/16/17	USD	10,315,824 (Long	)	Citibank N.A.	BCOMTR (floating rate)	0.12% (floating rate)	1,226
6/16/17	USD	11,537,848 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	1,373
6/16/17	USD	20,631,649 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMTR (floating rate)	0.11% (floating rate)	2,429
6/16/17	USD	36,105,385 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	4,204
6/16/17	USD	46,421,209 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	5,349
7/19/17	USD	6,307,705 (Long	)	JPMorgan Chase Bank N.A.	BCOMCTTR (floating rate)	0.15% (floating rate)	313
8/14/17	USD	10,980,887 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	1,141
8/21/17	USD	4,903,980 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.15% (floating rate)	591
9/29/17	USD	8,760,320 (Long	)	Morgan Stanley Capital Services, Inc.	BCOMBOTR (floating rate)	0.20% (floating rate)	1,156
9/29/17	USD	16,342,493 (Long	)	Citibank N.A.	BCOMF3T (floating rate)	0.15% (floating rate)	1,985
10/31/17	USD	3,347,457 (Long	)	Goldman Sachs International	BCOMNITR (floating rate)	0.10% (floating rate)	394
10/31/17	USD	3,549,541 (Long	)	JPMorgan Chase Bank N.A.	BCOMSITR (floating rate)	0.09% (floating rate)	374
10/31/17	USD	18,697,895 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	2,225
10/31/17	USD	23,899,841 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	2,847
11/30/17	USD	11,278,582 (Long	)	Goldman Sachs International	BCOMTR (floating rate)	0.10% (floating rate)	1,314
12/18/17	USD	5,537,327 (Long	)	Merrill Lynch International	SPFSFCTR (floating rate)	0.20% (floating rate)	658
1/10/18	USD	7,019,455 (Long	)	Goldman Sachs International	BCOMPBTR (floating rate)	0.13% (floating rate)	716
1/10/18	USD	36,441,178 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	4,338
1/19/18	USD	15,141,061 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	1,745
1/19/18	USD	15,239,614 (Long	)	Goldman Sachs International	BCOMF3T (floating rate)	0.13% (floating rate)	1,815

							$78,668

Liability Derivatives
Total Return Swap Agreements
6/16/17	USD	2,927,096 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMCLTR (floating rate)	$(542)
6/16/17	USD	3,047,302 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMCOT (floating rate)	(562)
7/19/17	USD	6,750,920 (Short	)	Citibank N.A.	0.04% (floating rate)	BCOMHWHTR (floating rate)	(1,064)
10/31/17	USD	6,261,230 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMCNTR (floating rate)	(1,096)
11/14/17	USD	4,973,326 (Short	)	Morgan Stanley Capital Services, Inc.	0.07% (floating rate)	BCOMHOTR (floating rate)	(1,122)
12/18/17	USD	7,153,313 (Short	)	Citibank N.A.	0.09% (floating rate)	BCOMKWT (floating rate)	(1,705)
1/19/18	USD	6,673,807 (Short	)	Morgan Stanley Capital Services, Inc.	0.08% (floating rate)	BCOMPLTR (floating rate)	(1,382)
2/07/18	USD	6,510,396 (Short	)	Merrill Lynch International	0.05% (floating rate)	SPGSCCTR (floating rate)	(513)
2/14/18	USD	5,555,796 (Short	)	Goldman Sachs International	0.05% (floating rate)	BCOMNGTR (floating rate)	(242)
2/14/18	USD	6,931,201 (Long	)	JPMorgan Chase Bank N.A.	BCOMTR (floating rate)	0.09% (floating rate)	(136)
2/26/18	USD	4,878,037 (Long	)	Merrill Lynch International	BCOMSMT (floating rate)	0.30% (floating rate)	(97)

							$(8,461)

11

Portfolio of Investments (unaudited) – continued

At January 31, 2017, the fund had cash collateral of $43,311,000 to cover any commitments for certain derivative contracts.

The following abbreviations are used in this report and are defined:

BCOMBOTR	Bloomberg Soybean Oil Subindex Total Return, this index is composed of futures contracts on soybean oil.
BCOMCLTR	Bloomberg WTI Crude Oil Subindex Total Return, this index is composed of composed of futures contracts on WTI crude oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCNTR	Bloomberg Corn Subindex Total Return, this index is composed of futures contracts on corn. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMCOT	Bloomberg Brent Crude Subindex Total Return, this index composed of futures contracts on brent crude.
BCOMCTTR	Bloomberg Cotton Subindex Total Return, this index is of futures contracts on cotton. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMF3T	Bloomberg Commodity Index 3 Month Forward Total Return, this index is composed of longer-dated futures contracts on 19 physical commodities.
BCOMHOTR	Bloomberg Heating Oil Subindex Total Return, this index is composed of futures contracts on heating oil. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMHWHTR	Bloomberg Wheat Subindex Total Return, this index is composed of futures contracts on wheat. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMKWT	Bloomberg Kansas Wheat Subindex Total Return, this index is composed of futures contracts on wheat and Kansas wheat. It is quoted in USD.
BCOMLCTR	Bloomberg Live Cattle Subindex Total Return, this index is composed of futures contracts on live cattle.
BCOMNGTR	Bloomberg Natural Gas Subindex Total Return, this index is composed of futures contracts on natural gas. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMNITR	Bloomberg Nickel Subindex Total Return. A single commodity subindex of the DJ-UBSCITR composed of futures contracts on nickel. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMPBTR	Bloomberg Lead Subindex Total Return, this index is composed of futures on lead.
BCOMPLTR	Bloomberg Platinum Subindex Total Return, this index is composed of futures contracts on platinum.
BCOMSBTR	Bloomberg Sugar Subindex Total Return, this index is composed of futures contracts on sugar. It reflects the return on fully collateralized futures positions. It is quoted in USD.
BCOMSITR	Bloomberg Silver Subindex Total Return, this index is composed of futures contracts on silver.
BCOMSMT	Bloomberg Soybean Meal Subindex Total Return, this index is composed of futures contracts on soybean meal
BCOMTR	Bloomberg Commodity Index Total Return, this index is composed of futures contracts on nineteen physical commodities.
CDO	Collateralized Debt Obligation
CLO	Collateralized Loan Obligation
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPFSFCTR	S&P GSCI Feeder Cattle Total Return
SPGSCCTR	S&P GSCI Cocoa Total Return

See attached supplemental information. For more imformation see notes to financial statements as disclosed in the most recent semiannual or annual report.

12

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standard Codification Topic 946 Financial Services – Investment Companies.

Principles of Consolidation – The fund gains exposure to the commodities markets by primarily investing the fund’s assets in the MFS Commodity Strategy Portfolio, a whollyowned and controlled subsidiary organized in the Cayman Islands (“Subsidiary”). The fund will not invest directly in commodities. The fund may invest up to 25% of its assets (at the time of purchase) in the Subsidiary. The Subsidiary has the same objective, the Subsidiary gains exposure to the commodities market by investing primarily in commodity-linked futures, options, and swaps, instead of commodity linked-notes.

The fund may also gain exposure to the commodities markets by investing the fund’s assets directly in commodity-linked notes. The fund also invests directly in debt securities, and the Subsidiary may also invest in debt securities. As of January 31, 2017, the Subsidiary’s net assets were $101,776,118, which represented 18.1% of the fund’s net assets. The fund’s financial statements have been consolidated and include the accounts of the fund and the Subsidiary. All inter-fund balances and transactions have been eliminated in consolidation.

(1) Investment Valuations

Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets, including commodity-linked structured notes, generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments.

13

Supplemental Information (unaudited) – continued

Other financial instruments are derivative instruments not reflected in total investments, such as futures contracts and swap agreements. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
U.S. Treasury Bonds & U.S. Government Agency & Equivalents	$—	$17,023,236	$—	$17,023,236
Non-U.S. Sovereign Debt	—	29,975,487	—	29,975,487
U.S. Corporate Bonds	—	161,870,684	—	161,870,684
Residential Mortgage-Backed Securities	—	10,259,731	—	10,259,731
Commercial Mortgage-Backed Securities	—	942,051	—	942,051
Asset-Backed Securities (including CDOs)	—	55,530,861	—	55,530,861
Foreign Bonds	—	113,576,594	—	113,576,594
Short-Term Securities	—	58,102,409	—	58,102,409
Mutual Funds	62,418,359	—	—	62,418,359
Total Investments	$62,418,359	$447,281,053	$—	$509,699,412

Other Financial Instruments
Futures Contracts – Assets	$23,954	$—	$—	$23,954
Swap Agreements – Assets	—	78,668	—	78,668
Swap Agreements – Liabilities	—	(8,461)	—	(8,461)

For further information regarding security characteristics, see the Portfolio of Investments.

Swap Agreements – During the period the fund entered into swap agreements. Certain types of swaps (“cleared swaps”) are required to be centrally cleared under provisions of the Dodd-Frank Regulatory Reform Bill. In a cleared swap transaction, the ultimate counterparty to the transaction is a clearinghouse (the “clearinghouse”). The contract is transferred and accepted by the clearinghouse immediately following execution of the swap contract with an executing broker. Thereafter, throughout the term of the cleared swap, the fund interfaces indirectly with the clearinghouse through a clearing broker and has counterparty risk to the clearing broker as well.

A swap agreement is generally an exchange of cash payments, at specified intervals or upon the occurrence of specified events, between the fund and a counterparty. The net cash payments exchanged are recorded as a realized gain or loss on swap agreements in the Statement of Operations. The value of the swap agreement, which is adjusted daily and includes any related interest accruals to be paid or received by the fund, is recorded in the Statement of Assets and Liabilities, as “Swaps, at value” for uncleared swaps and is included in “Due from brokers” or “Due to brokers” for cleared swaps. The daily change in value, including any related interest accruals to be paid or received, is recorded as unrealized appreciation or depreciation on swap agreements in the Statement of Operations. The daily change in valuation of cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Amounts paid or received at the inception of the swap agreement are reflected as premiums paid or received in the Statement of Assets and Liabilities and are amortized using the effective interest method over the term of the agreement. A liquidation payment received or made upon early termination is recorded as a realized gain or loss on swap agreements in the Statement of Operations. Collateral for uncleared swaps, in the form of cash or securities, is held in segregated accounts with the fund’s custodian in connection with these agreements. Collateral for cleared swaps, in the form of cash or securities, is posted by the fund directly with the clearing broker.

Risks related to swap agreements include the possible lack of a liquid market, unfavorable market and interest rate movements of the underlying instrument and the failure of the counterparty to perform under the terms of the agreements. The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. To address counterparty risk, uncleared swap agreements are limited to only highlyrated counterparties. Risk is further reduced by having an ISDA Master Agreement between the fund and the counterparty providing for netting as described above and, where applicable, by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty under such ISDA Master Agreement. The fund’s counterparty risk due to cleared swaps is mitigated by the fact that the clearinghouse is the true counterparty to the transaction and the regulatory requirement safeguards in the event of a clearing broker bankruptcy.

The fund entered into total return swaps on various commodity indexes in order to gain exposure without having to own the underlying commodities. Under a total return swap the fund pays the counterparty interest (based on a fixed or floating rate) and in return receives a payment equal to the increase in the total return of the reference index. To the extent there is a decline in the total return of the index, the fund pays the counterparty for that decline in addition to making the fixed or floating rate interest payment. The total return of the reference index includes changes in the market value of the index and any interest or dividend payments attributable to the index.

14

Supplemental Information (unaudited) – continued

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$655,211,163
Gross unrealized appreciation	1,042,423
Gross unrealized depreciation	(146,554,174)
Net unrealized appreciation (depreciation)	$(145,511,751)

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	56,885,999	53,072,486	(47,540,126)	62,418,359

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$(1,004)	$—	$71,116	$62,418,359

15

QUARTERLY REPORT

January 31, 2017

MFS® GLOBAL ALTERNATIVE STRATEGY FUND

PORTFOLIO OF INVESTMENTS

1/31/17 (unaudited)

The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.

Issuer	Shares/Par	Value ($)
Common Stocks - 68.7%
Aerospace - 1.2%
HEICO Corp.	876	$67,408
Honeywell International, Inc.	1,147	135,713
L3 Technologies, Inc.	1,027	162,975
Leidos Holdings, Inc.	7,072	341,719
ManTech International Corp., “A”	2,895	112,731
Northrop Grumman Corp.	11,017	2,523,774
Rockwell Collins, Inc.	1,310	118,896
Rolls-Royce Holdings PLC	53,602	450,104
Saab AB, “B”	6,209	253,553
TransDigm Group, Inc.	1,626	351,866
United Technologies Corp.	1,900	208,373

		$4,727,112
Airlines - 0.1%
Aena S.A.	459	$66,569
Alaska Air Group, Inc.	890	83,500
Copa Holdings S.A., “A”	3,037	296,077
Delta Air Lines, Inc.	2,626	124,052

		$570,198
Alcoholic Beverages - 1.0%
AmBev S.A., ADR	14,967	$80,672
Constellation Brands, Inc., “A”	6,860	1,027,354
Heineken N.V.	9,557	714,231
Molson Coors Brewing Co.	1,494	144,201
Pernod Ricard S.A.	15,437	1,805,571

		$3,772,029
Apparel Manufacturers - 0.6%
Christian Dior S.A.	591	$126,799
Compagnie Financiere Richemont S.A.	4,574	354,531
Hanesbrands, Inc.	5,021	119,048
LVMH Moet Hennessy Louis Vuitton SE	8,280	1,667,879
NIKE, Inc., “B”	1,672	88,449
PVH Corp.	1,450	136,025

		$2,492,731
Automotive - 0.9%
Delphi Automotive PLC	2,607	$182,646
Fenix Parts, Inc. (a)	28,488	64,668
General Motors Co.	9,444	345,745
GKN PLC	53,661	231,814
Harley-Davidson, Inc.	1,614	92,063
Harman International Industries, Inc.	835	92,819
Kar Auction Services, Inc.	3,176	144,667
Koito Manufacturing Co. Ltd.	2,800	148,295
Lear Corp.	5,253	746,399
LKQ Corp. (a)	15,714	501,434
Stanley Electric Co. Ltd.	6,600	186,175
Tofas Turk Otomobil Fabriikasi A.S.	20,193	139,360
USS Co. Ltd.	47,800	838,648

		$3,714,733

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Biotechnology - 0.8%
ACADIA Pharmaceuticals, Inc. (a)	1,205	$41,681
Alder Biopharmaceuticals, Inc. (a)	1,056	21,701
Amgen, Inc.	3,221	504,666
Amicus Therapeutics, Inc. (a)	6,939	38,165
Bio-Techne Corp.	751	76,414
Biogen, Inc. (a)	256	65,004
Celgene Corp. (a)	12,560	1,458,844
Exact Sciences Corp. (a)	2,268	42,979
Gilead Sciences, Inc.	11,311	819,482
MiMedx Group, Inc. (a)	5,447	44,012
Neurocrine Biosciences, Inc. (a)	868	37,246
Spark Therapeutics, Inc. (a)	784	49,439
Tesaro, Inc. (a)	531	86,468
VTV Therapeutics, Inc. (a)	3,182	18,265

		$3,304,366
Broadcasting - 0.5%
Havas S.A.	26,627	$239,321
Interpublic Group of Companies, Inc.	4,997	117,579
Nielsen Holdings PLC	2,166	88,611
Time Warner, Inc.	8,906	862,546
Twenty-First Century Fox, Inc.	1,644	51,589
WPP Group PLC	31,402	728,449

		$2,088,095
Brokerage & Asset Managers - 1.6%
Affiliated Managers Group, Inc.	415	$63,229
Apollo Global Management LLC, “A”	52,911	1,123,830
BlackRock, Inc.	1,698	635,018
Blackstone Group LP	10,085	308,904
Computershare Ltd.	25,957	253,750
Credit Suisse Group AG, ADR	17,291	262,823
IG Group Holdings PLC	29,164	195,549
Intercontinental Exchange, Inc.	19,112	1,115,376
Invesco Ltd.	2,621	75,799
NASDAQ, Inc.	24,152	1,703,682
Raymond James Financial, Inc.	3,180	238,277
Schroders PLC	7,273	268,444
TD Ameritrade Holding Corp.	2,633	121,513

		$6,366,194
Business Services - 4.7%
Accenture PLC, “A”	21,497	$2,447,863
Amadeus IT Group S.A.	46,083	2,126,418
Amdocs Ltd.	2,064	121,177
Ashtead Group PLC	14,940	301,840
Brenntag AG	1,147	66,540
Bunzl PLC	31,840	836,743
Cerved Information Solutions S.p.A.	4,673	38,111
Cognizant Technology Solutions Corp., “A” (a)	10,581	556,455
Compass Group PLC	70,665	1,255,220
Conduent, Inc. (a)	8,794	131,555
CoStar Group, Inc. (a)	425	85,893
Equifax, Inc.	10,485	1,229,681
Fidelity National Information Services, Inc.	2,764	219,517

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Business Services - continued
First Data Corp. (a)	2,889	$44,317
Fiserv, Inc. (a)	17,106	1,837,698
FleetCor Technologies, Inc. (a)	10,253	1,512,215
Forrester Research, Inc.	1,339	54,631
Global Payments, Inc.	12,849	992,971
Intertek Group PLC	7,381	314,957
Meitec Corp.	4,200	157,905
Mitsubishi Corp.	4,200	94,836
Nomura Research Institute Ltd.	9,305	318,106
PRA Group, Inc. (a)	1,857	73,909
Realogy Holdings Corp.	2,400	62,184
SGS S.A.	204	431,275
Sodexo	3,481	384,605
Travelport Worldwide Ltd.	69,073	991,888
Tyler Technologies, Inc. (a)	455	66,439
Ultimate Software Group, Inc. (a)	499	96,636
Verisk Analytics, Inc., “A” (a)	3,440	284,282
WEX, Inc. (a)	8,379	957,971
WNS (Holdings) Ltd., ADR (a)	3,161	89,899
Zendesk, Inc. (a)	4,845	115,941

		$18,299,678
Cable TV - 0.9%
Charter Communications, Inc., “A” (a)	4,570	$1,480,452
Comcast Corp., “A”	23,629	1,782,099
Eutelsat Communications	7,176	122,201

		$3,384,752
Chemicals - 1.1%
3M Co.	3,822	$668,162
Celanese Corp.	1,593	134,449
E.I. du Pont de Nemours & Co.	853	64,402
FMC Corp.	2,979	179,217
Givaudan S.A.	399	717,317
Ingevity Corp. (a)	3,890	216,245
LyondellBasell Industries N.V., “A”	9,719	906,491
Monsanto Co.	595	64,444
Orica Ltd.	20,133	286,291
PPG Industries, Inc.	10,514	1,051,505
Victrex PLC	6,374	152,351

		$4,440,874
Computer Software - 2.2%
2U, Inc. (a)	3,129	$106,511
Adobe Systems, Inc. (a)	7,642	866,450
Aspen Technology, Inc. (a)	2,208	117,267
Autodesk, Inc. (a)	2,652	215,714
Cadence Design Systems, Inc. (a)	23,961	623,705
Check Point Software Technologies Ltd. (a)	2,265	223,714
Intuit, Inc.	6,900	818,202
Microsoft Corp.	13,514	873,680
OBIC Co. Ltd.	16,700	801,647
Oracle Corp.	18,591	745,685
Paylocity Holding Corp. (a)	2,687	82,921
PTC, Inc. (a)	1,219	64,083

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Computer Software - continued
Sabre Corp.	11,918	$291,991
Salesforce.com, Inc. (a)	7,387	584,312
SAP SE	12,447	1,137,134
SecureWorks Corp. (a)	5,569	57,583
Symantec Corp.	4,869	134,141
TiVo, Inc. (a)	1,697	32,073
Twilio, Inc., “A” (a)	3,188	91,910
VMware, Inc., “A” (a)	8,548	748,292

		$8,617,015
Computer Software - Systems - 1.7%
Apple, Inc.	7,003	$849,814
Brother Industries Ltd.	11,000	203,419
Constellation Software, Inc.	78	35,230
EMIS Group PLC	16,704	185,445
Hewlett Packard Enterprise	66,650	1,511,622
HP, Inc.	15,261	229,678
International Business Machines Corp.	4,391	766,317
Kinaxis, Inc. (a)	1,251	63,153
Model N, Inc. (a)	6,377	56,118
NCR Corp. (a)	3,072	132,157
NetApp, Inc.	9,694	371,474
New Relic, Inc. (a)	2,513	90,971
NICE Systems Ltd., ADR	6,324	443,818
Pitney Bowes, Inc.	3,310	52,695
Proofpoint, Inc. (a)	1,195	95,791
Q2 Holdings, Inc. (a)	4,469	141,891
Rapid7, Inc. (a)	4,205	52,436
SS&C Technologies Holdings, Inc.	15,027	482,818
Vantiv, Inc., “A” (a)	9,039	562,587
Venture Corp. Ltd.	24,300	175,696
Verint Systems, Inc. (a)	4,670	174,425
Xerox Corp.	10,838	75,107

		$6,752,662
Conglomerates - 0.1%
DCC PLC	4,200	$337,886

Construction - 1.8%
Armstrong World Industries, Inc. (a)	4,885	$195,156
Bellway PLC	8,927	278,957
Geberit AG	661	281,621
GMS, Inc. (a)	9,500	283,480
Lennox International, Inc.	593	92,988
Owens Corning	21,934	1,211,854
Pool Corp.	3,970	419,073
Sherwin-Williams Co.	3,269	993,155
Siteone Landscape Supply, Inc. (a)	8,293	318,617
Stanley Black & Decker, Inc.	1,371	170,004
Summit Materials, Inc., “A” (a)	4,214	105,771
Techtronic Industries Co. Ltd.	47,000	162,323
Toll Brothers, Inc. (a)	33,207	1,041,372
TopBuild Corp. (a)	3,370	125,061
Toto Ltd.	4,800	193,641

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Construction - continued
Vulcan Materials Co.	7,815	$1,002,899

		$6,875,972
Consumer Products - 2.1%
Colgate-Palmolive Co.	18,922	$1,221,983
Coty, Inc., “A”	6,246	119,923
E.L.F. Beauty, Inc. (a)	1,219	30,426
Estee Lauder Cos., Inc., “A”	3,195	259,466
Kao Corp.	16,300	805,977
Kobayashi Pharmaceutical Co. Ltd.	40,800	1,817,589
L’Oréal S.A.	7,526	1,367,729
Newell Brands, Inc.	14,049	664,939
Reckitt Benckiser Group PLC	19,360	1,657,106
Sensient Technologies Corp.	2,667	204,692
Uni-Charm Corp.	4,600	103,481

		$8,253,311
Consumer Services - 1.3%
Asante, Inc.	12,900	$195,939
Bright Horizons Family Solutions, Inc. (a)	12,620	894,253
Carriage Services, Inc.	2,431	63,084
Estacio Participacoes S.A., ADR	45,037	228,563
Houghton Mifflin Harcourt Co. (a)	3,063	34,612
Localiza Rent a Car S.A., ADR	18,408	215,696
Nord Anglia Education, Inc. (a)	3,626	79,264
Priceline Group, Inc. (a)(s)	2,006	3,159,711
ServiceMaster Global Holdings, Inc. (a)	1,461	54,028

		$4,925,150
Containers - 0.5%
Berry Plastics Group, Inc. (a)	10,925	$557,503
Brambles Ltd.	112,657	889,421
Fuji Seal International, Inc.	8,900	189,177
Graphic Packaging Holding Co.	15,365	192,216

		$1,828,317
Electrical Equipment - 1.5%
AMETEK, Inc.	12,056	$616,062
Amphenol Corp., “A”	8,942	603,496
IMI PLC	15,737	230,835
Johnson Controls International PLC	17,666	776,951
Legrand S.A.	1,329	77,156
Mettler-Toledo International, Inc. (a)	2,974	1,268,798
MSC Industrial Direct Co., Inc., “A”	1,255	128,198
Schneider Electric S.A.	18,453	1,319,103
Spectris PLC	9,760	296,761
TriMas Corp. (a)	5,297	112,826
W.W. Grainger, Inc.	229	57,839
WESCO International, Inc. (a)	3,611	255,298

		$5,743,323
Electronics - 2.0%
Analog Devices, Inc.	9,486	$710,881
Broadcom Corp.	3,573	712,814
Halma PLC	83,244	968,669

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Electronics - continued
Inphi Corp. (a)	2,645	$121,194
Integrated Device Technology, Inc. (a)	2,839	71,514
Intel Corp.	15,795	581,572
Keysight Technologies, Inc. (a)	2,510	93,046
Maxim Integrated Products, Inc.	2,811	125,033
Mellanox Technologies Ltd. (a)	2,738	129,644
Mercury Systems, Inc. (a)	2,643	89,122
Monolithic Power Systems, Inc.	5,032	438,992
OSI Systems, Inc. (a)	1,402	104,687
Plexus Corp. (a)	3,239	175,878
Samsung Electronics Co. Ltd.	85	144,312
Silicon Laboratories, Inc. (a)	1,855	120,946
Taiwan Semiconductor Manufacturing Co. Ltd.	39,654	236,326
Taiwan Semiconductor Manufacturing Co. Ltd., ADR	55,547	1,716,958
Texas Instruments, Inc.	15,112	1,141,560
Ultratech, Inc. (a)	2,467	63,945

		$7,747,093
Energy - Independent - 1.4%
Anadarko Petroleum Corp.	17,141	$1,191,814
Cabot Oil & Gas Corp.	6,620	142,198
Cairn Energy PLC (a)	21,736	62,016
Cimarex Energy Co.	643	86,940
Energen Corp. (a)	5,396	290,790
EOG Resources, Inc.	1,135	115,293
EQT Corp.	2,378	144,178
Galp Energia SGPS S.A.	8,519	125,253
Hess Corp.	2,595	140,597
HollyFrontier Corp.	2,731	79,117
Noble Energy, Inc.	2,465	98,008
Occidental Petroleum Corp.	4,587	310,861
Oil Search Ltd.	17,773	92,601
Parsley Energy, Inc., “A” (a)	5,830	205,333
PDC Energy, Inc. (a)	1,631	120,596
Pioneer Natural Resources Co.	2,236	402,994
Rice Energy, Inc. (a)	52,668	1,044,406
TORC Oil & Gas Ltd.	28,812	160,971
Valero Energy Corp.	11,492	755,714

		$5,569,680
Energy - Integrated - 0.2%
BP PLC	42,384	$252,119
Eni S.p.A.	12,968	198,925
Exxon Mobil Corp.	4,704	394,619

		$845,663
Engineering - Construction - 0.1%
KBR, Inc.	13,288	$226,029
Promotora y Operadora de Infraestructura S.A.B. de C.V. (a)	10,585	92,285
Team, Inc. (a)	1,776	59,674

		$377,988
Entertainment - 0.3%
Live Nation, Inc. (a)	7,487	$214,278
Merlin Entertainments PLC	34,693	208,225

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Entertainment - continued
Netflix, Inc. (a)	5,199	$731,551
Parques Reunidos Servicios Centrales S.A.U. (a)	8,604	139,320

		$1,293,374
Food & Beverages - 3.4%
Archer Daniels Midland Co.	7,844	$347,175
Blue Buffalo Pet Products, Inc. (a)	4,092	99,231
Britvic PLC	23,122	181,942
Bunge Ltd.	1,889	130,738
Cal-Maine Foods, Inc.	4,788	199,660
Coca-Cola Co.	11,174	464,503
Coca-Cola European Partners PLC	2,752	95,027
Danone S.A.	33,792	2,115,386
Flex Pharma, Inc. (a)	2,484	10,830
General Mills, Inc.	7,644	477,597
Greencore Group PLC	26,695	79,254
J.M. Smucker Co.	11,238	1,526,682
Kellogg Co.	1,234	89,724
Marine Harvest A.S.A.	14,662	259,179
Mead Johnson Nutrition Co., “A”	532	37,485
Mondelez International, Inc.	1,480	65,534
Monster Beverage Corp. (a)	3,163	134,744
Nestle S.A.	42,004	3,068,960
Nestle S.A., ADR	9,480	694,126
PepsiCo, Inc.	9,064	940,662
Pinnacle Foods, Inc.	3,261	173,453
S Foods, Inc.	6,400	173,731
Shenguan Holdings Group Ltd.	2,718,000	199,675
Snyders-Lance, Inc.	2,437	93,532
Tate & Lyle PLC	21,302	179,680
TreeHouse Foods, Inc. (a)	3,008	228,247
Tyson Foods, Inc., “A”	21,695	1,362,229

		$13,428,986
Food & Drug Stores - 0.4%
Alimentation Couche-Tard, Inc.	5,445	$248,090
Booker Group PLC	72,839	186,745
CVS Health Corp.	10,051	792,119
FamilyMart UNY Holdings Co. Ltd.	2,800	177,557
Sundrug Co. Ltd.	2,000	137,809

		$1,542,320
Furniture & Appliances - 0.0%
Whirlpool Corp.	719	$125,746

Gaming & Lodging - 0.2%
Paddy Power Betfair PLC	4,905	$514,927
Royal Caribbean Cruises Ltd.	991	92,787
Vail Resorts, Inc.	293	50,261

		$657,975
General Merchandise - 0.3%
Costco Wholesale Corp.	556	$91,156
Dollar Tree, Inc. (a)	10,175	785,408
Five Below, Inc. (a)	3,472	138,359

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
General Merchandise - continued
Kohl’s Corp.	1,195	$47,597
Ollie’s Bargain Outlet Holdings, Inc. (a)	1,973	60,275
PriceSmart, Inc.	835	70,725
Woolworths Holdings Ltd.	29,816	164,071

		$1,357,591
Health Maintenance Organizations - 0.5%
Anthem, Inc.	3,723	$573,863
Cigna Corp.	240	35,093
Molina Healthcare, Inc. (a)	2,404	136,355
UnitedHealth Group, Inc.	6,559	1,063,214

		$1,808,525
Insurance - 3.4%
AIA Group Ltd.	208,000	$1,288,416
American International Group, Inc.	1,043	67,023
AMP Ltd.	33,623	127,498
Aon PLC	9,231	1,040,334
Arthur J. Gallagher & Co.	2,058	110,782
Aspen Insurance Holdings Ltd.	2,634	148,558
Athene Holding Ltd. (a)	1,018	47,775
Beazley PLC	105,509	538,354
Chubb Ltd.	464	61,011
Everest Re Group Ltd.	1,283	282,170
Fairfax Financial Holdings Ltd.	1,193	557,421
Hanover Insurance Group, Inc.	2,441	204,898
Hartford Financial Services Group, Inc.	20,544	1,000,698
Hiscox Ltd.	14,130	182,377
Jardine Lloyd Thompson Group PLC	15,846	205,323
Lincoln National Corp.	2,254	152,168
MetLife, Inc.	18,381	1,000,110
Prudential Financial, Inc.	14,815	1,557,205
Safety Insurance Group, Inc.	1,923	137,879
Sony Financial Holdings, Inc.	14,500	244,385
Swiss Re Ltd.	1,487	138,399
Third Point Reinsurance Ltd. (a)	6,521	74,665
Travelers Cos., Inc.	9,554	1,125,270
Unum Group	27,237	1,237,377
Validus Holdings Ltd.	9,954	567,378
XL Group Ltd.	28,262	1,061,803
Zurich Insurance Group AG	781	223,752

		$13,383,029
Internet - 2.0%
Alibaba Group Holding Ltd., ADR (a)	10,732	$1,087,259
Alphabet, Inc., “A” (a)	2,787	2,285,870
Alphabet, Inc., “C” (a)	991	789,619
Facebook, Inc., “A” (a)	20,671	2,693,845
LogMeIn, Inc.	1,826	197,391
NAVER Corp.	899	586,388
Rightmove PLC	6,458	326,591

		$7,966,963
Leisure & Toys - 0.9%
Activision Blizzard, Inc.	5,949	$239,209

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Leisure & Toys - continued
Brunswick Corp.	2,419	$144,801
Electronic Arts, Inc. (a)	29,575	2,467,442
Take-Two Interactive Software, Inc. (a)	10,076	540,577
Thor Industries, Inc.	1,724	178,434

		$3,570,463
Machinery & Tools - 2.2%
Allison Transmission Holdings, Inc.	35,750	$1,250,535
Daikin Industries Ltd.	2,300	228,656
Deere & Co.	1,084	116,042
Eaton Corp. PLC	1,849	130,872
GEA Group AG	22,555	931,072
Herman Miller, Inc.	1,716	53,539
ITT, Inc.	3,732	152,527
Kubota Corp.	14,700	234,346
Regal Beloit Corp.	12,720	923,472
Ritchie Bros. Auctioneers, Inc.	3,889	126,159
Ritchie Bros. Auctioneers, Inc.	12,270	397,732
Roper Technologies, Inc.	4,892	938,530
Schindler Holding AG	955	181,436
Spirax-Sarco Engineering PLC	4,200	227,459
SPX Corp. (a)	31,318	781,384
SPX FLOW, Inc. (a)	7,817	272,735
United Rentals, Inc. (a)	11,299	1,429,436
WABCO Holdings, Inc. (a)	3,596	392,072

		$8,768,004
Major Banks - 2.3%
Bank of America Corp.	95,502	$2,162,165
Barclays PLC	70,102	193,529
BNP Paribas	3,601	230,049
Comerica, Inc.	2,398	161,937
Goldman Sachs Group, Inc.	1,153	264,406
HSBC Holdings PLC	58,741	499,834
Huntington Bancshares, Inc.	25,140	340,144
JPMorgan Chase & Co. (s)	27,224	2,303,967
KeyCorp	9,787	175,872
Lloyds Banking Group PLC	274,187	223,961
Morgan Stanley	21,259	903,295
PNC Financial Services Group, Inc.	1,110	133,711
Sumitomo Mitsui Financial Group, Inc.	5,200	204,988
Svenska Handelsbanken AB	32,679	487,919
Wells Fargo & Co.	12,610	710,321

		$8,996,098
Medical & Health Technology & Services - 1.2%
AmerisourceBergen Corp.	1,572	$137,204
Capital Senior Living Corp. (a)	4,829	80,499
Community Health Systems, Inc. (a)	2,341	14,982
Express Scripts Holding Co. (a)	7,821	538,710
HCA Holdings, Inc. (a)	11,829	949,632
Healthcare Services Group, Inc.	4,621	183,685
Henry Schein, Inc. (a)	2,751	439,775
HMS Holdings Corp. (a)	5,241	95,177
Hogy Medical Co. Ltd.	3,200	195,554

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Medical & Health Technology & Services - continued
INC Research Holdings, Inc., “A” (a)	1,975	$104,675
LifePoint Hospitals, Inc. (a)	4,396	260,903
McKesson Corp.	3,717	517,221
MEDNAX, Inc. (a)	5,102	348,722
Medpace Holdings, Inc. (a)	2,115	73,792
Miraca Holdings, Inc.	4,300	196,511
Premier, Inc., “A” (a)	3,754	119,602
Quest Diagnostics, Inc.	1,247	114,624
Teladoc, Inc. (a)	4,488	89,760
Universal Health Services, Inc.	678	76,363

		$4,537,391
Medical Equipment - 2.5%
Abbott Laboratories	3,440	$143,689
Agilent Technologies, Inc.	2,486	121,739
Ansell Ltd.	11,478	207,003
C.R. Bard, Inc.	1,751	415,565
Cooper Cos., Inc.	1,466	270,638
Danaher Corp.	19,079	1,601,110
Dentsply Sirona, Inc.	1,512	85,730
DexCom, Inc. (a)	916	72,501
Edwards Lifesciences Corp. (a)	2,385	229,532
Essilor International S.A.	3,854	450,987
ICU Medical, Inc. (a)	502	68,824
Insulet Corp. (a)	1,426	59,322
Integra LifeSciences Holdings Corp. (a)	1,899	79,245
iRhythm Technologies, Inc. (a)	1,454	47,444
Masimo Corp. (a)	1,624	119,494
Medtronic PLC	15,497	1,178,082
Merit Medical Systems, Inc. (a)	3,182	80,823
Nevro Corp. (a)	642	55,867
Nihon Kohden Corp.	5,500	125,724
NxStage Medical, Inc. (a)	3,965	106,659
Obalon Therapeutics, Inc. (a)	3,182	32,202
PerkinElmer, Inc.	13,526	719,448
QIAGEN N.V.	9,650	277,984
Steris PLC	6,117	433,267
Stryker Corp.	3,492	431,367
Teleflex, Inc.	459	76,988
Terumo Corp.	12,600	465,344
Thermo Fisher Scientific, Inc.	8,216	1,252,036
VWR Corp. (a)	9,752	252,674
Zimmer Biomet Holdings, Inc.	2,014	238,317

		$9,699,605
Metals & Mining - 0.1%
Iluka Resources Ltd.	14,721	$84,180
Rio Tinto PLC	5,097	223,844
U.S. Silica Holdings, Inc.	1,043	61,683

		$369,707
Natural Gas - Distribution - 0.1%
China Resources Gas Group Ltd.	34,000	$108,099
Engie	8,915	106,487
NiSource, Inc.	3,196	71,495

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Natural Gas - Distribution - continued
Sempra Energy	1,486	$152,152

		$438,233
Natural Gas - Pipeline - 0.4%
APA Group	17,751	$113,353
Boardwalk Pipeline Partners LP	6,744	124,494
Enbridge, Inc.	2,288	97,410
Enterprise Products Partners LP	1,416	40,115
Western Gas Equity Partners LP	14,118	866,563
Williams Cos., Inc.	16,442	474,187

		$1,716,122
Network & Telecom - 0.3%
Cisco Systems, Inc.	17,865	$548,813
LM Ericsson Telephone Co., “B”	45,811	270,505
VTech Holdings Ltd.	20,200	250,660

		$1,069,978
Oil Services - 0.5%
Forum Energy Technologies, Inc. (a)	8,145	$176,747
Frank’s International N.V.	13,436	159,082
Halliburton Co.	1,411	79,820
John Wood Group PLC	14,358	151,363
Keane Group, Inc. (a)	6,288	138,902
NOW, Inc. (a)	2,152	45,752
Oil States International, Inc. (a)	2,652	104,754
Patterson-UTI Energy, Inc.	1,783	49,995
Schlumberger Ltd.	10,460	875,607
Superior Energy Services, Inc. (a)	8,554	151,149
TechnipFMC PLC (a)	1,653	54,175
Tesco Corp. (a)	7,880	67,768

		$2,055,114
Other Banks & Diversified Financials - 4.1%
ABN AMRO Group N.V., GDR	4,818	$113,122
Aeon Financial Service Co. Ltd.	10,400	186,244
AEON Thana Sinsap Public Co. Ltd.	55,000	156,206
Air Lease Corp.	3,573	129,986
Bancolombia S.A., ADR	5,320	201,415
Bank of the Ozarks, Inc.	2,156	118,300
Berkshire Hills Bancorp, Inc.	4,863	172,150
Brookline Bancorp, Inc.	10,161	160,036
Chiba Bank Ltd.	32,000	210,008
Citigroup, Inc.	33,123	1,849,257
Citizens Financial Group, Inc.	5,611	202,950
Credicorp Ltd.	2,891	473,199
Discover Financial Services	28,528	1,976,420
DNB A.S.A.	10,611	177,020
East West Bancorp, Inc.	2,361	121,450
Element Fleet Management Corp.	72,617	705,940
Encore Capital Group, Inc. (a)	2,994	92,664
Fifth Third Bancorp	8,825	230,333
First Interstate BancSystem, Inc.	4,346	178,838
First Republic Bank	2,212	208,658
Glacier Bancorp, Inc.	4,007	142,369

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Other Banks & Diversified Financials - continued
Grupo Financiero Banorte S.A. de C.V.	87,298	$418,416
Hanmi Financial Corp.	2,226	73,792
HDFC Bank Ltd., ADR	11,986	826,195
Intesa Sanpaolo S.p.A	88,120	206,422
Julius Baer Group Ltd.	12,176	568,964
Jyske Bank	4,113	211,369
KBC Group N.V.	3,047	197,420
Lakeland Financial Corp.	3,647	162,000
M&T Bank Corp.	876	142,411
Mastercard, Inc., “A”	5,682	604,167
New York Community Bancorp, Inc.	4,814	73,125
Northern Trust Corp.	1,578	130,911
Public Bank Berhad	38,400	174,250
Sandy Spring Bancorp, Inc.	4,854	198,868
Santander Consumer USA Holdings, Inc. (a)	4,935	65,241
SunTrust Banks, Inc.	2,559	145,402
TCF Financial Corp.	8,314	144,248
Texas Capital Bancshares, Inc. (a)	2,727	224,978
U.S. Bancorp	21,724	1,143,769
UMB Financial Corp.	1,893	146,026
Valley National Bancorp	8,332	100,901
Visa, Inc., “A”	20,237	1,673,802
Webster Financial Corp.	1,890	99,263
Wintrust Financial Corp.	5,800	415,280

		$15,953,785
Pharmaceuticals - 3.0%
Allergan PLC	418	$91,496
Aratana Therapeutics, Inc. (a)	6,849	54,724
Bayer AG	14,047	1,551,250
Bristol-Myers Squibb Co.	14,711	723,193
Collegium Pharmaceutical, Inc. (a)	3,637	61,174
Eli Lilly & Co.	16,643	1,282,010
Genomma Lab Internacional S.A., “B” (a)	168,880	177,193
Johnson & Johnson	13,531	1,532,386
MediWound Ltd. (a)	3,501	19,956
Merck & Co., Inc.	37,408	2,318,922
Novartis AG	16,788	1,229,135
Roche Holding AG	9,055	2,132,095
Santen Pharmaceutical Co. Ltd.	16,700	209,434
Shionogi & Co. Ltd.	1,900	91,290
TherapeuticsMD, Inc. (a)	10,346	60,110
Zoetis, Inc.	1,322	72,631

		$11,606,999
Pollution Control - 0.1%
Advanced Disposal Services, Inc. (a)	2,801	$62,210
Clean Harbors, Inc. (a)	6,868	381,174

		$443,384
Precious Metals & Minerals - 0.1%
Agnico-Eagle Mines Ltd.	4,366	$208,258

Printing & Publishing - 0.3%
Moody’s Corp.	7,258	$752,437

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Printing & Publishing - continued
RELX N.V.	14,176	$239,109

		$991,546
Railroad & Shipping - 0.5%
Canadian National Railway Co.	14,052	$976,895
Canadian Pacific Railway Ltd.	291	43,982
Kansas City Southern Co.	1,214	104,295
Precious Shipping Public Co. Ltd. (a)	709,000	199,350
StealthGas, Inc. (a)	10,847	42,195
Union Pacific Corp.	5,026	535,671

		$1,902,388
Real Estate - 2.1%
Annaly Mortgage Management, Inc., REIT	5,659	$57,835
Ascendas Real Estate Investment Trust, REIT	138,900	242,448
Big Yellow Group PLC, REIT	5,107	44,201
Corporate Office Properties Trust, REIT	8,259	262,801
EPR Properties, REIT	1,655	122,420
Equity Lifestyle Properties, Inc., REIT	9,726	719,140
Extra Space Storage, Inc., REIT	3,173	228,615
Gramercy Property Trust, REIT	3,353	88,327
LEG Immobilien AG	2,725	213,739
Life Storage, Inc., REIT	2,826	230,178
Medical Properties Trust, Inc., REIT	99,708	1,271,277
Mid-America Apartment Communities, Inc., REIT	1,126	106,914
Mitsui Fudosan Co. Ltd.	7,000	162,213
Select Income, REIT	6,669	166,792
Simon Property Group, Inc., REIT	1,320	242,576
STAG Industrial, Inc., REIT	43,861	1,014,944
Store Capital Corp., REIT	36,143	855,143
Sun Communities, Inc., REIT	4,380	344,969
TAG Immobilien AG	55,875	753,360
Tanger Factory Outlet Centers, Inc., REIT	4,678	159,941
Washington Prime Group, Inc., REIT	70,909	684,272
Weyerhaeuser Co., REIT	2,813	88,131

		$8,060,236
Restaurants - 0.8%
Alsea S.A.B. de C.V.	75,637	$218,676
Aramark	15,673	530,374
Brinker International, Inc.	2,634	117,213
Dave & Buster’s, Inc. (a)	2,025	110,282
Domino’s Pizza Group PLC	17,083	77,860
Domino’s Pizza, Inc.	2,918	509,308
Dunkin Brands Group, Inc.	1,671	86,675
Panera Bread Co., “A” (a)	449	93,868
Performance Food Group Co. (a)	4,018	88,999
Starbucks Corp.	9,859	544,414
U.S. Foods Holding Corp. (a)	4,658	126,698
Whitbread PLC	9,410	464,633
Wingstop, Inc.	2,484	70,719
Yum China Holdings, Inc. (a)	2,623	72,080
Zoe’s Kitchen, Inc. (a)	3,714	81,077

		$3,192,876

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Special Products & Services - 0.1%
Boyd Group Income Fund, EU	1,919	$125,574
Hostess Brands, Inc. (a)	11,219	160,320
Nexeo Solutions, Inc. (a)	4,372	42,234

		$328,128
Specialty Chemicals - 1.3%
A. Schulman, Inc.	24,811	$855,980
Akzo Nobel N.V.	4,861	329,487
Axalta Coating Systems Ltd. (a)	11,759	341,011
Croda International PLC	4,239	178,538
Elementis PLC	53,427	180,059
Ferro Corp. (a)	9,790	138,431
Ferroglobe PLC	18,690	196,432
Ferroglobe Representation and Warranty Insurance Trust (a)	28,343	0
Kansai Paint Co. Ltd.	9,000	174,883
Linde AG	6,721	1,091,563
Nexeo Solutions, Inc., EU (a)	3,423	33,066
Nippon Paint Holdings Co. Ltd.	3,500	102,294
PolyOne Corp.	2,148	73,268
RPM International, Inc.	2,499	130,598
Sika AG	120	628,771
Symrise AG	2,119	127,297
Univar, Inc. (a)	11,153	332,582

		$4,914,260
Specialty Stores - 2.4%
Amazon.com, Inc. (a)(s)	2,353	$1,937,648
AutoZone, Inc. (a)	462	334,941
Best Buy Co., Inc.	31,780	1,414,846
Citi Trends, Inc.	9,207	147,772
Dick’s Sporting Goods, Inc.	7,557	389,941
Dufry AG (a)	550	78,202
Esprit Holdings Ltd. (a)	40,400	31,539
Express, Inc. (a)	9,515	101,144
Gap, Inc.	19,277	443,949
Just Eat PLC (a)	25,046	169,985
Michael Kors Holdings Ltd. (a)	4,376	187,337
Michaels Co., Inc. (a)	12,609	248,019
Nitori Co. Ltd.	2,500	279,426
O’Reilly Automotive, Inc. (a)	1,395	365,867
Ross Stores, Inc.	24,061	1,590,673
Ryohin Keikaku Co. Ltd.	400	74,927
Sally Beauty Holdings, Inc. (a)	3,736	88,917
Shimamura Co. Ltd.	2,300	301,275
Super Retail Group Ltd.	26,304	194,303
Tractor Supply Co.	3,717	273,831
Tuesday Morning Corp. (a)	7,708	33,144
Urban Outfitters, Inc. (a)	17,465	463,521
Zumiez, Inc. (a)	3,304	66,245

		$9,217,452
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT	6,566	$679,581
KDDI Corp.	47,000	1,261,270
SBA Communications Corp., REIT (a)	4,696	494,301

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Common Stocks - continued
Telecommunications - Wireless - continued
SoftBank Group Corp.	2,400	$184,947
Vodafone Group PLC	43,106	105,391

		$2,725,490
Telephone Services - 0.4%
Bezeq - The Israel Telecommunication Corp. Ltd.	107,769	$188,118
British Telecom Group, PLC	29,295	111,978
Frontier Communications Corp.	14,327	50,001
Hellenic Telecommunications Organization S.A.	1,367	12,440
Verizon Communications, Inc.	25,338	1,241,815

		$1,604,352
Tobacco - 1.2%
Altria Group, Inc.	16,596	$1,181,303
British American Tobacco PLC	9,167	565,015
Japan Tobacco, Inc.	37,600	1,212,151
Philip Morris International, Inc.	15,413	1,481,652
Swedish Match AB	6,239	202,995

		$4,643,116
Trucking - 0.4%
DSV A.S.	5,977	$290,154
Knight Transportation, Inc.	6,750	225,450
Marten Transport Ltd.	5,022	114,753
Swift Transportation Co. (a)	7,344	167,664
Werner Enterprises, Inc.	3,426	96,271
Yamato Holdings Co. Ltd.	33,400	674,301

		$1,568,593
Utilities - Electric Power - 1.9%
AES Corp.	7,309	$83,615
Ameren Corp.	1,626	85,609
American Electric Power Co., Inc.	540	34,592
Calpine Corp. (a)	5,962	70,352
CMS Energy Corp.	4,191	178,537
DTE Energy Co.	13,269	1,308,854
Duke Energy Corp.	11,193	879,098
El Paso Electric Co.	4,419	202,832
Enel S.p.A	35,854	149,554
Eversource Energy	2,466	136,419
Exelon Corp.	44,700	1,603,836
FirstEnergy Corp.	27,359	829,525
NextEra Energy, Inc.	574	71,015
NorthWestern Corp.	1,485	84,808
PG&E Corp.	7,201	445,670
Pinnacle West Capital Corp.	1,578	122,500
PNM Resources, Inc.	4,439	152,702
Portland General Electric Co.	4,187	182,595
PPL Corp.	13,303	463,477
Public Service Enterprise Group, Inc.	2,660	117,705
WEC Energy Group, Inc.	1,847	109,065
Xcel Energy, Inc.	1,177	48,634

		$7,360,994
Total Common Stocks		$268,541,903

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - 19.2%
Aerospace - 0.2%
Lockheed Martin Corp., 3.55%, 1/15/2026	$699,000	$706,058

Automotive - 0.3%
General Motors Co., 4.875%, 10/02/2023	$1,000,000	$1,060,072

Biotechnology - 0.2%
Life Technologies Corp., 6%, 3/01/2020	$325,000	$355,037
Life Technologies Corp., 5%, 1/15/2021	532,000	569,191

		$924,228
Broadcasting - 0.6%
Omnicom Group, Inc., 3.625%, 5/01/2022	$300,000	$308,866
Omnicom Group, Inc., 3.65%, 11/01/2024	121,000	122,197
Omnicom Group, Inc., 3.6%, 4/15/2026	718,000	711,590
SES Global Americas Holdings GP, 2.5%, 3/25/2019 (n)	422,000	420,326
Time Warner, Inc., 3.8%, 2/15/2027	558,000	544,260
Time Warner, Inc., 5.35%, 12/15/2043	300,000	315,615

		$2,422,854
Brokerage & Asset Managers - 0.5%
CME Group, Inc., 3%, 3/15/2025	$555,000	$552,829
Intercontinental Exchange, Inc., 2.75%, 12/01/2020	473,000	481,161
Intercontinental Exchange, Inc., 3.75%, 12/01/2025	777,000	798,682

		$1,832,672
Building - 0.2%
Martin Marietta Materials, Inc., 4.25%, 7/02/2024	$418,000	$432,321
Masco Corp., 4.375%, 4/01/2026	2,000	2,053
Mohawk Industries, Inc., 3.85%, 2/01/2023	300,000	306,077
Owens Corning, 4.2%, 12/15/2022	152,000	157,976

		$898,427
Business Services - 0.7%
Cisco Systems, Inc., 2.2%, 2/28/2021	$1,015,000	$1,012,450
Fidelity National Information Services, Inc., 3.5%, 4/15/2023	700,000	712,772
Fidelity National Information Services, Inc., 5%, 10/15/2025	945,000	1,027,246

		$2,752,468
Cable TV - 0.7%
Charter Communications Operating LLC, 6.384%, 10/23/2035	$885,000	$997,884
Comcast Corp., 4.75%, 3/01/2044	710,000	753,118
Cox Communications, Inc., 6.25%, 6/01/2018 (n)	400,000	421,242
NBCUniversal Enterprise, Inc., 1.974%, 4/15/2019 (n)	400,000	400,742
Time Warner Cable, Inc., 4.5%, 9/15/2042	368,000	330,611

		$2,903,597
Chemicals - 0.2%
Dow Chemical Co., 8.55%, 5/15/2019	$325,000	$371,536
LyondellBasell Industries N.V., 5%, 4/15/2019	588,000	621,839

		$993,375
Conglomerates - 0.0%
Johnson Controls International PLC, 4.95%, 7/02/2064	$143,000	$137,875

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Consumer Products - 0.3%
Hasbro, Inc., 5.1%, 5/15/2044	$438,000	$444,962
Newell Rubbermaid, Inc., 5.375%, 4/01/2036	268,000	300,664
Reckitt Benckiser Treasury Services PLC, 3.625%, 9/21/2023 (n)	300,000	311,171

		$1,056,797
Consumer Services - 0.4%
Priceline Group, Inc., 3.65%, 3/15/2025	$319,000	$317,921
Priceline Group, Inc., 3.6%, 6/01/2026	536,000	535,867
Visa, Inc., 4.15%, 12/14/2035	527,000	545,143

		$1,398,931
Electrical Equipment - 0.0%
Arrow Electronics, Inc., 3.5%, 4/01/2022	$192,000	$192,833

Electronics - 0.4%
Flextronics International Ltd., 4.75%, 6/15/2025	$1,000,000	$1,053,016
Tyco Electronics Group S.A., 3.5%, 2/03/2022	400,000	412,130

		$1,465,146
Emerging Market Quasi-Sovereign - 0.1%
Comision Federal de Electricidad, 5.75%, 2/14/2042	$232,000	$217,500

Energy - Independent - 0.1%
Pioneer Natural Resources Co., 7.5%, 1/15/2020	$219,000	$249,632

Energy - Integrated - 0.1%
BP Capital Markets PLC, 2.521%, 1/15/2020	$213,000	$215,672

Financial Institutions - 0.1%
International Lease Finance Corp., 7.125%, 9/01/2018 (n)	$325,000	$349,603

Food & Beverages - 1.2%
Anheuser-Busch InBev Worldwide, Inc., 4.7%, 2/01/2036	$923,000	$966,211
Kraft Heinz Foods Co., 5%, 7/15/2035	225,000	235,906
Molson Coors Brewing Co., 2.1%, 7/15/2021	387,000	377,476
Molson Coors Brewing Co., 4.2%, 7/15/2046	329,000	305,325
Pernod Ricard S.A., 4.45%, 1/15/2022 (n)	500,000	531,759
SYSCO Corp., 2.5%, 7/15/2021	315,000	313,285
Tyson Foods, Inc., 4.5%, 6/15/2022	400,000	425,600
Tyson Foods, Inc., 5.15%, 8/15/2044	107,000	112,320
Wm. Wrigley Jr. Co., 2.9%, 10/21/2019 (n)	600,000	610,354
Wm. Wrigley Jr. Co., 3.375%, 10/21/2020 (n)	700,000	721,704

		$4,599,940
Food & Drug Stores - 0.1%
CVS Health Corp., 2.75%, 12/01/2022	$300,000	$296,382

Forest & Paper Products - 0.1%
International Paper Co., 6%, 11/15/2041	$300,000	$347,039
Packaging Corp. of America, 3.9%, 6/15/2022	43,000	45,161

		$392,200
Gaming & Lodging - 0.3%
Wyndham Worldwide Corp., 2.5%, 3/01/2018	$500,000	$503,061
Wyndham Worldwide Corp., 5.1%, 10/01/2025	701,000	739,519

		$1,242,580

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Insurance - 0.3%
American International Group, Inc., 4.875%, 6/01/2022	$325,000	$354,346
American International Group, Inc., 4.5%, 7/16/2044	331,000	319,377
Unum Group, 4%, 3/15/2024	600,000	603,647

		$1,277,370
Insurance - Health - 0.5%
Aetna, Inc., 2.8%, 6/15/2023	$647,000	$641,819
Anthem, Inc., 1.875%, 1/15/2018	500,000	501,111
UnitedHealth Group, Inc., 4.625%, 7/15/2035	615,000	667,552

		$1,810,482
Insurance - Property & Casualty - 0.8%
Aon PLC, 4.6%, 6/14/2044	$600,000	$593,456
Berkshire Hathaway, Inc., 2.75%, 3/15/2023	588,000	587,062
Chubb INA Holdings, Inc., 2.3%, 11/03/2020	247,000	247,681
Chubb INA Holdings, Inc., 2.875%, 11/03/2022	574,000	578,601
Liberty Mutual Group, Inc., 4.85%, 8/01/2044 (n)	281,000	277,538
Marsh & McLennan Cos., Inc., 3.5%, 6/03/2024	700,000	711,223

		$2,995,561
Major Banks - 2.5%
Bank of America Corp., 1.75%, 6/05/2018	$1,200,000	$1,200,702
Bank of America Corp., 3.124% to 1/20/2022, FRN to 1/20/2023	397,000	396,401
Bank of America Corp., 3.875%, 8/01/2025	979,000	989,570
HSBC Holdings PLC, 4.375%, 11/23/2026	463,000	465,466
JPMorgan Chase & Co., 4.25%, 10/15/2020	800,000	848,697
JPMorgan Chase & Co., 3.25%, 9/23/2022	1,650,000	1,671,097
JPMorgan Chase & Co., 3.125%, 1/23/2025	449,000	439,652
JPMorgan Chase & Co., 6.75% to 2/01/2024, FRN to 1/29/2049	500,000	547,205
Morgan Stanley, 2.2%, 12/07/2018	632,000	634,412
Morgan Stanley, 3.125%, 7/27/2026	686,000	651,350
Morgan Stanley, 3.95%, 4/23/2027	480,000	469,329
Wells Fargo & Co., 4.1%, 6/03/2026	1,200,000	1,214,578
Wells Fargo & Co., 5.875% to 6/15/2025, FRN to 12/31/2049	224,000	238,140

		$9,766,599
Medical & Health Technology & Services - 0.5%
Becton, Dickinson and Co., 3.734%, 12/15/2024	$73,000	$74,825
Becton, Dickinson and Co., 4.685%, 12/15/2044	496,000	512,379
Laboratory Corp. of America Holdings, 3.6%, 2/01/2025	207,000	204,753
Laboratory Corp. of America Holdings, 4.7%, 2/01/2045	359,000	356,137
Thermo Fisher Scientific, Inc., 3.15%, 1/15/2023	400,000	400,182
Thermo Fisher Scientific, Inc., 3%, 4/15/2023	585,000	578,043

		$2,126,319
Metals & Mining - 0.4%
Barrick Gold Corp., 3.85%, 4/01/2022	$178,000	$183,894
Barrick Gold Corp., 4.1%, 5/01/2023	312,000	327,880
Barrick North America Finance LLC, 4.4%, 5/30/2021	56,000	59,705
Glencore Funding LLC, 4.125%, 5/30/2023 (n)	331,000	339,308
Glencore Funding LLC, 4%, 4/16/2025 (n)	206,000	205,008
Southern Copper Corp., 5.25%, 11/08/2042	691,000	655,441

		$1,771,236

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Midstream - 0.6%
APT Pipelines Ltd., 5%, 3/23/2035 (n)	$472,000	$459,763
Dominion Gas Holdings LLC, 2.8%, 11/15/2020	713,000	722,937
Enterprise Products Operating LLC, 3.9%, 2/15/2024	150,000	154,615
Enterprise Products Operating LLC, 4.45%, 2/15/2043	300,000	287,802
Enterprise Products Operating LLC, 4.85%, 3/15/2044	114,000	116,230
Kinder Morgan Energy Partners LP, 5.4%, 9/01/2044	388,000	402,508
Spectra Energy Partners LP, 4.75%, 3/15/2024	300,000	319,839

		$2,463,694
Natural Gas - Distribution - 0.2%
NiSource Finance Corp., 3.85%, 2/15/2023	$300,000	$308,858
NiSource Finance Corp., 4.8%, 2/15/2044	300,000	318,242

		$627,100
Network & Telecom - 0.4%
AT&T, Inc., 5.65%, 2/15/2047	$611,000	$635,058
Verizon Communications, Inc., 5.05%, 3/15/2034	787,000	807,770

		$1,442,828
Oils - 0.7%
Marathon Petroleum Corp., 3.4%, 12/15/2020	$663,000	$678,130
Marathon Petroleum Corp., 4.75%, 9/15/2044	373,000	332,489
Valero Energy Corp., 3.4%, 9/15/2026	897,000	861,093
Valero Energy Corp., 4.9%, 3/15/2045	879,000	869,775

		$2,741,487
Other Banks & Diversified Financials - 0.7%
Capital One Financial Corp., 3.75%, 4/24/2024	$213,000	$216,166
Citizens Bank N.A., 2.55%, 5/13/2021	407,000	405,207
Citizens Financial Group, Inc., 4.3%, 12/03/2025	667,000	677,158
Discover Bank, 7%, 4/15/2020	500,000	556,186
Discover Bank, 4.25%, 3/13/2026	162,000	165,051
Discover Bank, 3.45%, 7/27/2026	645,000	621,328
U.S. Bancorp, 3%, 3/15/2022	300,000	305,383

		$2,946,479
Personal Computers & Peripherals - 0.1%
Equifax, Inc., 2.3%, 6/01/2021	$373,000	$367,234

Pollution Control - 0.1%
Republic Services, Inc., 5.25%, 11/15/2021	$300,000	$333,658

Railroad & Shipping - 0.1%
Canadian Pacific Railway Co., 7.25%, 5/15/2019	$500,000	$557,273

Real Estate - Apartment - 0.1%
ERP Operating LP, REIT, 4.625%, 12/15/2021	$448,000	$486,031

Real Estate - Office - 0.2%
Boston Properties LP, REIT, 3.7%, 11/15/2018	$627,000	$644,532

Real Estate - Other - 0.0%
Host Hotels & Resorts, Inc., REIT, 4%, 6/15/2025	$186,000	$184,416

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Bonds - continued
Real Estate - Retail - 0.1%
Simon Property Group, Inc., REIT, 1.5%, 2/01/2018 (n)	$388,000	$388,085

Retailers - 0.5%
Bed Bath & Beyond, Inc., 5.165%, 8/01/2044	$279,000	$238,215
Best Buy Co., Inc., 5.5%, 3/15/2021	766,000	832,437
Home Depot, Inc., 2%, 6/15/2019	400,000	403,341
Home Depot, Inc., 4.875%, 2/15/2044	300,000	334,933

		$1,808,926
Specialty Chemicals - 0.3%
Ecolab, Inc., 2.25%, 1/12/2020	$700,000	$701,128
Ecolab, Inc., 4.35%, 12/08/2021	400,000	432,301

		$1,133,429
Telecommunications - Wireless - 0.7%
American Tower Corp., REIT, 3.5%, 1/31/2023	$325,000	$325,928
American Tower Corp., REIT, 5%, 2/15/2024	400,000	428,889
American Tower Corp., REIT, 4%, 6/01/2025	464,000	464,898
Crown Castle International Corp., 4.45%, 2/15/2026	617,000	636,568
Crown Castle International Corp., 3.7%, 6/15/2026	369,000	359,548
SBA Tower Trust, 2.898%, 10/15/2044 (n)	618,000	622,280

		$2,838,111
Tobacco - 0.6%
Altria Group, Inc., 2.95%, 5/02/2023	$259,000	$258,411
Imperial Tobacco Finance PLC, 4.25%, 7/21/2025 (n)	551,000	567,164
Philip Morris International, Inc., 4.875%, 11/15/2043	230,000	245,103
Reynolds American, Inc., 8.125%, 6/23/2019	266,000	302,096
Reynolds American, Inc., 3.25%, 6/12/2020	357,000	366,151
Reynolds American, Inc., 4.45%, 6/12/2025	154,000	161,416
Reynolds American, Inc., 5.7%, 8/15/2035	257,000	294,036

		$2,194,377
Transportation - Services - 0.2%
ERAC USA Finance LLC, 3.85%, 11/15/2024 (n)	$191,000	$194,013
ERAC USA Finance LLC, 7%, 10/15/2037 (n)	578,000	733,182
ERAC USA Finance LLC, 4.5%, 2/15/2045 (n)	80,000	76,770

		$1,003,965
Utilities - Electric Power - 1.8%
Berkshire Hathaway Energy, 4.5%, 2/01/2045	$506,000	$525,911
CMS Energy Corp., 3.875%, 3/01/2024	700,000	723,720
EDP Finance B.V., 4.9%, 10/01/2019 (n)	692,000	726,928
Emera U.S. Finance LP, 2.7%, 6/15/2021	334,000	331,435
Emera U.S. Finance LP, 3.55%, 6/15/2026	382,000	374,433
PG&E Corp., 2.4%, 3/01/2019	403,000	405,741
PPL Capital Funding, Inc., 4.2%, 6/15/2022	300,000	316,838
PPL Capital Funding, Inc., 3.1%, 5/15/2026	893,000	856,809
PPL Capital Funding, Inc., 5%, 3/15/2044	285,000	298,251
PPL WEM Holdings PLC, 5.375%, 5/01/2021 (n)	200,000	216,913
PSEG Power LLC, 3%, 6/15/2021	1,300,000	1,307,899
Southern Co., 2.95%, 7/01/2023	313,000	308,497
Southern Co., 4.4%, 7/01/2046	583,000	576,887

		$6,970,262
Total Bonds		$75,188,296

Portfolio of Investments (unaudited) – continued

Issuer	Shares/Par	Value ($)
Preferred Stocks - 0.3%
Consumer Products - 0.2%
Henkel AG & Co. KGaA	6,211	$755,628

Specialty Chemicals - 0.1%
Fuchs Petrolub SE	5,503	$251,223
Total Preferred Stocks		$1,006,851

Convertible Preferred Stocks - 0.0%
Telephone Services - 0.0%
Frontier Communications Corp., 11.125%	1,876	$137,154

Money Market Funds - 5.5%
MFS Institutional Money Market Portfolio, 0.62% (v)	21,312,918	$21,312,918
Total Investments		$366,187,122

Securities Sold Short - 0.0%
Telecommunications - Wireless - 0.0%
Crown Castle International Corp., REIT	(273)	$(23,978)

Other Assets, Less Liabilities - 6.3%		24,712,884
Net Assets - 100.0%		$390,876,028

(a)	Non-income producing security.
(n)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be sold in the ordinary course of business in transactions exempt from registration, normally to qualified institutional buyers. At period end, the aggregate value of these securities was $8,573,853 representing 2.2% of net assets.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short and certain derivative transactions.
(v)	Underlying affiliated fund that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.

The following abbreviations are used in this report and are defined:

ADR	American Depositary Receipt
EU	Equity Unit
FRN	Floating Rate Note. Interest rate resets periodically and the current rate may not be the rate reported at period end.
GDR	Global Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Abbreviations indicate amounts shown in currencies other than the U.S. dollar. All amounts are stated in U.S. dollars unless otherwise indicated. A list of abbreviations is shown below:

AUD	Australian Dollar
CAD	Canadian Dollar
CHF	Swiss Franc
CNY	Chinese Yuan Renminbi
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
INR	Indian Rupee
JPY	Japanese Yen
KRW	Korean Won
MXN	Mexican Peso
NZD	New Zealand Dollar
SEK	Swedish Krona
SGD	Singapore Dollar

Portfolio of Investments (unaudited) – continued

Derivative Contracts at 1/31/17

Forward Foreign Currency Exchange Contracts at 1/31/17

Type	Currency	Counterparty	Contracts to Deliver/Receive	Settlement Date Range	In Exchange For	Contracts at Value	Unrealized Appreciation (Depreciation)
Asset Derivatives
BUY	AUD	JPMorgan Chase Bank N.A.	17,240,000	3/27/17	$12,902,847	$13,058,555	$155,708
BUY	CAD	JPMorgan Chase Bank N.A.	17,379,886	3/27/17	13,340,000	13,363,584	23,584
BUY	CAD	Morgan Stanley Capital Services, Inc.	4,215,000	3/27/17	3,139,571	3,240,959	101,388
BUY	CHF	Morgan Stanley Capital Services, Inc.	5,080,000	3/27/17	4,949,386	5,149,498	200,112
BUY	COP	Morgan Stanley Capital Services, Inc.	18,179,475,567	3/27/17	5,980,582	6,159,952	179,370
SELL	COP	Morgan Stanley Capital Services, Inc.	18,179,475,567	3/27/17	6,172,997	6,159,952	13,045
BUY	EUR	JPMorgan Chase Bank N.A.	8,480,000	3/27/17	9,062,152	9,176,185	114,033
BUY	GBP	Morgan Stanley Capital Services, Inc.	2,275,000	3/27/17	2,783,053	2,865,483	82,430
SELL	GBP	JPMorgan Chase Bank N.A.	14,610,000	3/27/17	18,538,337	18,402,069	136,268
BUY	JPY	Goldman Sachs International	475,200,000	3/27/17	4,027,767	4,217,211	189,444
BUY	KRW	Goldman Sachs International	19,965,683,000	3/27/17	16,780,000	17,188,716	408,716
BUY	KRW	JPMorgan Chase Bank N.A.	3,502,000,000	3/27/17	2,998,288	3,014,917	16,629
SELL	MXN	JPMorgan Chase Bank N.A.	279,187,297	3/27/17	13,340,000	13,287,257	52,743
BUY	NZD	Morgan Stanley Capital Services, Inc.	3,095,000	3/27/17	2,127,751	2,267,167	139,416
BUY	SEK	Goldman Sachs International	23,240,000	3/27/17	2,539,530	2,664,117	124,587

							$1,937,473

Liability Derivatives
SELL	CAD	Goldman Sachs International	46,160,000	3/27/17	$35,257,904	$35,492,927	$(235,023)
SELL	CHF	Goldman Sachs International	45,895,000	3/27/17	45,708,965	46,522,874	(813,909)
SELL	CNY	Goldman Sachs International	3,510,000	3/27/17	499,076	508,165	(9,089)
SELL	HKD	JPMorgan Chase Bank N.A.	19,825,000	3/27/17	2,556,580	2,556,623	(43)
BUY	INR	Goldman Sachs International	1,671,850,000	3/27/17	24,528,316	24,471,011	(57,305)
SELL	INR	Barclays Bank PLC	274,210,000	3/27/17	3,991,412	4,013,635	(22,223)
SELL	INR	Goldman Sachs International	1,149,765,600	3/27/17	16,780,000	16,829,217	(49,217)
SELL	JPY	JPMorgan Chase Bank N.A.	2,865,300,000	3/27/17	25,006,546	25,428,397	(421,851)
SELL	KRW	Morgan Stanley Capital Services, Inc.	32,253,000,000	3/27/17	27,594,969	27,767,027	(172,058)
BUY	MXN	Goldman Sachs International	567,240,000	3/27/17	27,729,761	26,996,443	(733,318)
SELL	MXN	Goldman Sachs International	48,480,000	3/27/17	2,306,814	2,307,291	(477)
SELL	NZD	Goldman Sachs International	39,460,000	3/27/17	28,399,756	28,905,460	(505,704)
SELL	SEK	JPMorgan Chase Bank N.A.	44,320,000	3/27/17	4,862,847	5,080,622	(217,775)
SELL	SGD	JPMorgan Chase Bank N.A.	1,175,000	3/27/17	824,995	834,096	(9,101)

							$(3,247,093)

Futures Contracts at 1/31/17

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives
Equity Futures
Euro STOXX 50 Index (Long)	EUR	611	$21,357,022	March - 2017	$64,317
AEX 25 Index (Short)	EUR	56	5,741,731	February - 2017	105,061
S&P MidCap 400 Index (Short)	USD	119	20,057,450	March - 2017	108,022
NASDAQ 100 Index (Long)	USD	30	3,067,650	March - 2017	150,023
CAC 40 Index (Short)	EUR	263	13,478,556	February - 2017	405,512
Russell 2000 Index (Short)	USD	369	25,082,775	March - 2017	510,179
E-mini MSCI Index (Long)	USD	697	31,891,235	March - 2017	1,271,912
MSCI Singapore Index (Short)	SGD	112	2,680,101	February - 2017	2,444

					$2,617,470

Portfolio of Investments (unaudited) – continued

Futures Contracts at 1/31/17 – continued

Description	Currency	Contracts	Value	Expiration Date	Unrealized Appreciation (Depreciation)
Asset Derivatives – continued
Interest Rate Futures
Australian Treasury Bond 10 yr (Long)	AUD	502	$48,844,566	March - 2017	$267,356

					$2,884,826

Liability Derivatives
Equity Futures
S&P 500 Index (Short)	USD	159	$90,411,375	March - 2017	$(1,274,465)
FTSE 100 Index (Short)	GBP	209	18,524,169	March - 2017	(406,530)
DAX Index (Short)	EUR	33	10,299,644	March - 2017	(337,590)
OMX Index (Short)	SEK	283	4,975,172	February - 2017	(80,499)
Hang Seng Index (Short)	HKD	23	3,458,196	February - 2017	(62,743)
ASX SPI 200 Index (Short)	AUD	72	7,583,241	March - 2017	(58,844)
Russell 1000 Index (Long)	USD	152	8,411,680	March - 2017	(32,285)
S&P/TSX 60 Index (Short)	CAD	14	1,952,523	March - 2017	(23,430)
Topix Index (Short)	JPY	3	403,064	March - 2017	(1,640)

					$(2,278,026)

Interest Rate Futures
U.S. Treasury Ultra Bond (Long)	USD	31	$4,981,313	March - 2017	$(38,918)

					$(2,316,944)

Swap Agreements at 1/31/17

Cleared Swap Agreements at 1/31/17

Expiration	Notional Amount		Counterparty	Cash Flows to Receive	Cash Flows to Pay	Fair Value
Asset Derivatives
Credit Default Swap Agreements
12/20/21	USD	172,300,000	BNP Paribas S.A. (a)	1.00% (fixed rate)	(1)	$2,856,391
12/20/21	EUR	23,900,000	Citibank N.A. (b)	5.00% (fixed rate)	(2)	2,408,416

						$5,264,807

(1)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit CDX North America Investment Grade Index, a BBB rated credit default index. The fund entered into the contract to gain issuer exposure.

(2)	Fund, as protection seller, to pay notional amount upon a defined credit event by a reference obligation specified in the Markit iTraxx Europe Crossover Index, a B rated credit default index. The fund entered into the contract to gain issuer exposure.

(a)	Net unamortized premiums paid by the fund amounted to $2,134,765.

(b)	Net unamortized premiums paid by the fund amounted to $2,011,237.

Although contract-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 International Swaps and Derivatives Association (ISDA) Credit Derivatives Definitions as amended by the relevant contract. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a sovereign entity or an entity in an emerging country. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount.

At January 31, 2017, the fund had cash collateral of $11,963,298 and other liquid securities with an aggregate value of $616,972 to cover any commitments for securities sold short and certain derivative contracts.

See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information

1/31/17 (unaudited)

The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investment Companies.

(1) Investment Valuations

Equity securities, including restricted equity securities, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities held short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Debt instruments and floating rate loans, including restricted debt instruments, are generally valued at an evaluated or composite bid as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Futures contracts are generally valued at last posted settlement price on their primary exchange as provided by a third-party pricing service. Futures contracts for which there were no trades that day for a particular position are generally valued at the closing bid quotation on their primary exchange as provided by a third-party pricing service. Forward foreign currency exchange contracts are generally valued at the mean of bid and asked prices for the time period interpolated from rates provided by a third-party pricing service for proximate time periods. Swap agreements are generally valued at valuations provided by a third-party pricing service, which for cleared swaps includes an evaluation of any trading activity at the clearinghouses. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. Values obtained from third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.

The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halting of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur on a frequent basis after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.

Various inputs are used in determining the value of the fund’s assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment’s level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund’s assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser’s own assumptions in determining the fair value of investments. Other

Supplemental Information (unaudited) – continued

financial instruments are derivative instruments not reflected in total investments, such as futures contracts, forward foreign currency exchange contracts, and swap agreements. The following is a summary of the levels used as of January 31, 2017 in valuing the fund’s assets or liabilities:

Investments at Value	Level 1	Level 2	Level 3	Total
Equity Securities:
United States	$188,508,618	$75,300	$0	$188,583,918
United Kingdom	14,606,433	—	—	14,606,433
Japan	13,564,103	—	—	13,564,103
Switzerland	10,991,407	—	—	10,991,407
France	10,013,273	—	—	10,013,273
Germany	7,156,790	—	—	7,156,790
Canada	3,746,815	—	—	3,746,815
Spain	2,332,307	—	—	2,332,307
Australia	2,248,400	—	—	2,248,400
Other Countries	14,009,543	2,432,919	—	16,442,462
Non-U.S. Sovereign Debt	—	217,500	—	217,500
U.S. Corporate Bonds	—	68,238,170	—	68,238,170
Foreign Bonds	—	6,732,626	—	6,732,626
Mutual Funds	21,312,918	—	—	21,312,918
Total Investments	$288,490,607	$77,696,515	$0	$366,187,122
Short Sales	$(23,978)	$—	$—	$(23,978)

Other Financial Instruments
Futures Contracts – Assets	$2,884,826	$—	$—	$2,884,826
Futures Contracts – Liabilities	(2,316,944)	—	—	(2,316,944)
Swap Agreements – Assets	—	5,264,807	—	5,264,807
Forward Foreign Currency Exchange Contracts – Assets	—	1,937,473	—	1,937,473
Forward Foreign Currency Exchange Contracts – Liabilities	—	(3,247,093)	—	(3,247,093)

For further information regarding security characteristics, see the Portfolio of Investments.

Of the level 2 investments presented above, equity investments amounting to $2,152,663 would have been considered level 1 investments at the beginning of the period. The primary reason for changes in the classifications between levels 1 and 2 occurs when foreign equity securities are fair valued using other observable market-based inputs in place of the closing exchange price due to events occurring after the close of the exchange or market on which the investment is principally traded. The fund’s foreign equity securities may often be valued at fair value.

The following is a reconciliation of level 3 assets for which significant unobservable inputs were used to determine fair value. The fund’s policy is to recognize transfers between the levels as of the end of the period. The table presents the activity of level 3 securities held at the beginning and the end of the period.

Equity Securities
Balance as of 10/31/16	$—
Received as part of corporate action	0
Balance as of 1/31/17	$0

The net change in unrealized appreciation (depreciation) from investments held as level 3 at January 31, 2017 is $0. At January 31, 2017, the fund held 1 level 3 security.

Credit Default Swaps – The fund entered into credit default swap agreements in order to manage its exposure to the market or certain sectors of the market, to reduce its credit risk exposure to defaults of corporate and sovereign issuers or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. In a credit default swap agreement, the protection buyer can make an upfront payment and will make a stream of payments to the protection seller based on a fixed percentage applied to the agreement notional amount in exchange for the right to receive a specified return upon the occurrence of a defined credit event on the reference obligation (which may be either a single security or a basket of securities issued by corporate or sovereign issuers) and, with respect to the cases where physical settlement applies, the delivery by the buyer to the seller of a defined deliverable obligation. Although agreement-specific, credit events generally consist of a combination of the following: bankruptcy, failure to pay, restructuring, obligation acceleration, obligation default, or repudiation/moratorium, each as defined in the 2003 ISDA Credit Derivatives Definitions as amended by the relevant agreement. Restructuring is generally not applicable when the reference obligation is issued by a North American corporation and obligation acceleration, obligation default, or repudiation/moratorium are generally only applicable when the reference obligation is issued by a

Supplemental Information (unaudited) – continued

sovereign entity or an entity in an emerging country. Upon determination of the final price for the deliverable obligation (or upon delivery of the deliverable obligation in the case of physical settlement), the difference between the value of the deliverable obligation and the swap agreement’s notional amount is recorded as realized gain or loss on swap agreements.

Credit default swap agreements are considered to have credit-risk-related contingent features since they trigger payment by the protection seller to the protection buyer upon the occurrence of a defined credit event. The maximum amount of future, undiscounted payments that the fund, as protection seller, could be required to make is equal to the swap agreement’s notional amount. The protection seller’s payment obligation would be offset to the extent of the value of the agreement’s deliverable obligation. At January 31, 2017, the fund did not hold any credit default swap agreements at an unrealized loss where it is the protection seller. The fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the agreement.

(2) Portfolio Securities

The cost and unrealized appreciation and depreciation in the value of the investments owned by the fund, as computed on a federal income tax basis, are as follows:

Aggregate cost	$360,394,218
Gross unrealized appreciation	22,057,001
Gross unrealized depreciation	(16,264,097)
Net unrealized appreciation (depreciation)	$5,792,904

The aggregate cost above includes prior fiscal year end tax adjustments, if applicable.

(3) Transactions in Underlying Affiliated Funds – Affiliated Issuers

An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the fund assumes the following to be an affiliated issuer:

Underlying Affiliated Fund	Beginning Shares/Par Amount	Acquisitions Shares/Par Amount	Dispositions Shares/Par Amount	Ending Shares/Par Amount
MFS Institutional Money Market Portfolio	37,412,666	92,368,473	(108,468,221)	21,312,918

Underlying Affiliated Fund	Realized Gain (Loss)	Capital Gain Distributions	Dividend Income	Ending Value
MFS Institutional Money Market Portfolio	$449	$—	$28,377	$21,312,918

(4) Issuer Country Weightings

Issuer country weighting percentages of portfolio holdings based on net assets, as of January 31, 2017, are as follows:

United States	69.9%
Germany	11.9%
Australia	11.3%
Japan	3.4%
Switzerland	3.0%
Canada	0.9%
France	(0.8)%
Sweden	(1.0)%
Netherlands	(1.1)%
Other Countries	2.5%

The issuer country weighting percentages include both accrued interest amounts and the equivalent exposure from any derivative holdings, if applicable.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	Based upon their evaluation of the effectiveness of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as conducted within 90 days of the filing date of this Form N-Q, the registrant’s principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)	There were no changes in the registrant’s internal controls over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2): Attached hereto.

Notice

A copy of the Amended and Restated Declaration of Trust, as amended, of the Registrant is on file with the Secretary of State of The Commonwealth of Massachusetts and notice is hereby given that this instrument is executed on behalf of the Registrant by an officer of the Registrant as an officer and not individually and the obligations of or arising out of this instrument are not binding upon any of the Trustees or shareholders individually, but are binding only upon the assets and property of the respective constituent series of the Registrant.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant: MFS SERIES TRUST XV

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President

Date: March 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/S/ DAVID L. DILORENZO
David L. DiLorenzo, President (Principal Executive Officer)

Date: March 20, 2017

By (Signature and Title)*	/S/ JAMES O. YOST
James O. Yost, Treasurer (Principal Financial Officer and Accounting Officer)

Date: March 20, 2017

*	Print name and title of each signing officer under his or her signature.